UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Actual	$ 1,000.00	$ 1,033.00	$ 3.43
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.42	$ 3.41

* Expenses are equal to the Fund's annualized expense ratio of .68%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	3.4
Bank of America Corp.	3.4	3.0
American International Group, Inc.	2.6	2.5
Citigroup, Inc.	2.5	2.5
JPMorgan Chase & Co.	2.4	2.1
AT&T, Inc.	2.0	1.7
BellSouth Corp.	1.6	1.2
Schlumberger Ltd. (NY Shares)	1.5	1.6
Total SA sponsored ADR	1.4	1.8
Pfizer, Inc.	1.4	1.2
	23.7
Top Five Market Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	27.8
Energy	13.3	13.1
Consumer Discretionary	11.7	12.2
Industrials	10.3	11.0
Information Technology	8.1	8.7
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks 97.5%		Stocks 98.3%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 1.2%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.3%	** Foreign investments	12.2%

Semiannual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	817,200	$ 13,386
Johnson Controls, Inc.	293,275	22,512
		35,898
Automobiles - 1.2%
General Motors Corp. (d)	1,615,300	52,061
Harley-Davidson, Inc.	404,300	23,045
Hyundai Motor Co.	450,610	34,486
Monaco Coach Corp.	454,000	4,835
Renault SA	554,800	60,627
Toyota Motor Corp. sponsored ADR	1,048,700	110,344
Winnebago Industries, Inc.	909,237	26,286
		311,684
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	4,006,900	30,092
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	808,335	30,895
McDonald's Corp.	906,100	32,067
WMS Industries, Inc. (a)	532,300	14,122
		77,084
Household Durables - 1.2%
Newell Rubbermaid, Inc.	6,048,800	159,446
Sony Corp. sponsored ADR	709,100	32,612
Whirlpool Corp.	1,674,148	129,227
		321,285
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	2,176,764	35,851
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	3,516,100	78,233
Media - 5.1%
CBS Corp. Class B	4,229,059	116,003
Clear Channel Communications, Inc.	6,775,500	196,151
Comcast Corp. Class A (a)	5,770,837	198,401
Discovery Holding Co. Class A (a)	893,225	11,898
Gannett Co., Inc.	709,300	36,969
Liberty Media Holding Corp. - Capital Series A (a)	341,152	27,841
Live Nation, Inc. (a)	401,238	8,410
McGraw-Hill Companies, Inc.	101,700	5,726
News Corp. Class A	2,737,884	52,677
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc.	1,979,250	$ 45,226
The McClatchy Co. Class A	576,534	24,439
The New York Times Co. Class A	2,255,655	50,008
The Reader's Digest Association, Inc. (non-vtg.)	3,608,507	49,292
The Walt Disney Co.	3,424,910	101,686
Time Warner, Inc.	13,628,590	224,872
Viacom, Inc. Class B (non-vtg.) (a)	3,983,859	138,837
Vivendi Universal SA sponsored ADR	1,712,600	57,817
		1,346,253
Multiline Retail - 1.1%
Big Lots, Inc. (a)	3,518,125	56,853
Dollar Tree Stores, Inc. (a)	3,270,900	87,006
Family Dollar Stores, Inc.	2,597,700	59,020
Federated Department Stores, Inc.	2,643,600	92,817
		295,696
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	2,471,900	101,496
Chico's FAS, Inc. (a)	1,015,300	22,997
Gap, Inc.	453,500	7,868
Home Depot, Inc.	2,956,600	102,624
OfficeMax, Inc.	352,300	14,483
RadioShack Corp.	3,448,800	55,767
Tiffany & Co., Inc.	548,035	17,312
TJX Companies, Inc.	151,300	3,687
		326,234
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	1,323,678	46,792
VF Corp.	549,984	37,300
		84,092
TOTAL CONSUMER DISCRETIONARY		2,942,402
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	2,947,600	141,927
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	6,378,100	283,825
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Corn Products International, Inc.	1,212,900	$ 40,341
Kraft Foods, Inc. Class A (d)	2,851,000	92,372
		132,713
Household Products - 1.6%
Colgate-Palmolive Co.	4,282,000	254,008
Kimberly-Clark Corp.	1,859,400	113,516
Procter & Gamble Co.	1,022,518	57,465
		424,989
Personal Products - 0.6%
Avon Products, Inc.	4,911,300	142,379
Tobacco - 1.2%
Altria Group, Inc.	4,030,500	322,319
TOTAL CONSUMER STAPLES		1,448,152
ENERGY - 13.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	2,653,500	212,147
BJ Services Co.	1,215,510	44,087
Halliburton Co.	2,630,100	87,740
Noble Corp.	1,556,680	111,692
Schlumberger Ltd. (NY Shares)	5,964,600	398,734
		854,400
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	1,416,910	99,850
BP PLC sponsored ADR	2,697,104	195,594
Chevron Corp.	4,967,382	326,754
ConocoPhillips	2,146,900	147,363
Double Hull Tankers, Inc.	904,200	13,274
El Paso Corp.	2,516,500	40,264
EOG Resources, Inc.	962,600	71,377
Exxon Mobil Corp.	18,932,474	1,282,488
Hess Corp.	455,500	24,096
Lukoil Oil Co. sponsored ADR	502,000	43,925
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA sponsored ADR	5,460,906	$ 372,598
Williams Companies, Inc.	1,365,500	33,113
		2,650,696
TOTAL ENERGY		3,505,096
FINANCIALS - 27.7%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	1,462,800	65,241
Bank of New York Co., Inc.	6,244,234	209,869
KKR Private Equity Investors, L.P. Restricted Depositary Units (g)	1,714,600	40,293
Mellon Financial Corp.	3,694,700	129,315
Merrill Lynch & Co., Inc.	2,903,800	211,455
Morgan Stanley	4,262,560	283,460
Nomura Holdings, Inc.	2,261,500	40,300
State Street Corp.	1,109,897	66,660
		1,046,593
Commercial Banks - 4.1%
Bank of China Ltd. (H Shares)	23,705,000	10,464
KeyCorp	1,768,000	65,239
Kookmin Bank sponsored ADR	739,600	63,783
Lloyds TSB Group PLC	5,140,501	51,759
Marshall & Ilsley Corp.	1,006,700	47,285
Royal Bank of Scotland Group PLC	1,452,309	47,260
U.S. Bancorp, Delaware	3,603,502	115,312
Wachovia Corp.	6,915,666	370,887
Wells Fargo & Co.	4,383,768	317,122
		1,089,111
Consumer Finance - 0.5%
American Express Co.	2,514,000	130,879
Diversified Financial Services - 8.5%
Bank of America Corp.	17,472,745	900,371
Citigroup, Inc.	13,668,985	660,349
FirstRand Ltd.	15,633,144	38,861
JPMorgan Chase & Co.	13,871,749	632,829
		2,232,410
Insurance - 7.6%
ACE Ltd.	5,167,446	266,278
Allianz AG sponsored ADR	2,574,300	40,494
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allied World Assurance Holdings Ltd.	131,600	$ 4,593
Allstate Corp.	2,734,100	155,352
American International Group, Inc.	11,161,557	677,172
Genworth Financial, Inc. Class A (non-vtg.)	1,653,700	56,722
Hartford Financial Services Group, Inc.	2,169,600	184,069
MetLife, Inc. unit	2,020,300	55,477
Montpelier Re Holdings Ltd.	2,583,700	46,713
PartnerRe Ltd.	1,180,680	73,356
Swiss Reinsurance Co. (Reg.)	780,344	56,117
The St. Paul Travelers Companies, Inc.	5,539,290	253,699
Willis Group Holdings Ltd.	2,278,600	74,123
XL Capital Ltd. Class A	1,010,680	64,380
		2,008,545
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	818,400	43,195
Equity Office Properties Trust	1,349,070	51,143
Equity Residential (SBI)	1,318,400	61,319
		155,657
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	699,100	25,049
Fannie Mae	7,012,100	335,950
Freddie Mac	2,589,100	149,805
Golden West Financial Corp., Delaware	602,400	44,373
Sovereign Bancorp, Inc.	3,500,700	72,254
		627,431
TOTAL FINANCIALS		7,290,626
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	6,023,997	253,008
Becton, Dickinson & Co.	378,900	24,977
Boston Scientific Corp. (a)	4,479,300	76,193
		354,178
Health Care Providers & Services - 0.3%
HCA, Inc.	706,700	34,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	379,200	$ 17,163
UnitedHealth Group, Inc.	638,953	30,561
		82,465
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	5,361,500	128,515
Eli Lilly & Co.	701,400	39,818
Johnson & Johnson	5,290,200	330,902
Merck & Co., Inc.	5,136,400	206,843
Novartis AG sponsored ADR	1,173,500	65,974
Pfizer, Inc.	14,313,000	371,995
Schering-Plough Corp.	7,998,600	163,491
Wyeth	5,204,500	252,262
		1,559,800
TOTAL HEALTH CARE		1,996,443
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
EADS NV	1,528,043	44,014
Honeywell International, Inc.	6,098,750	236,022
Lockheed Martin Corp.	2,522,700	201,009
The Boeing Co.	712,000	55,123
United Technologies Corp.	2,056,660	127,904
		664,072
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	253,200	17,448
Airlines - 0.1%
UAL Corp. (a)	676,994	17,697
Building Products - 0.3%
Masco Corp.	2,781,747	74,356
Commercial Services & Supplies - 0.5%
Cendant Corp.	3,443,300	51,684
Waste Management, Inc.	2,632,900	90,519
		142,203
Electrical Equipment - 0.4%
Emerson Electric Co.	1,214,200	95,825
Industrial Conglomerates - 2.9%
3M Co.	1,197,400	84,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	11,284,750	$ 368,898
Textron, Inc.	744,300	66,920
Tyco International Ltd.	9,908,161	258,504
		778,619
Machinery - 2.5%
Briggs & Stratton Corp.	1,919,812	49,147
Caterpillar, Inc.	1,257,900	89,147
Deere & Co.	379,800	27,562
Dover Corp.	2,780,800	131,087
Eaton Corp.	400,800	25,691
Illinois Tool Works, Inc.	725,200	33,163
Ingersoll-Rand Co. Ltd. Class A	3,180,792	113,872
Navistar International Corp. (a)	1,161,400	25,969
SPX Corp. (e)	2,989,800	163,393
		659,031
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	2,265,800	156,136
Laidlaw International, Inc.	649,300	17,206
Union Pacific Corp.	702,700	59,730
		233,072
TOTAL INDUSTRIALS		2,682,323
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	6,084,600	108,610
Lucent Technologies, Inc. (a)	12,106,400	25,787
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	3
Motorola, Inc.	5,489,070	124,931
Nortel Networks Corp.	3,032,400	5,944
		265,275
Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,763,700	38,237
EMC Corp. (a)	6,923,900	70,278
Hewlett-Packard Co.	6,986,461	222,938
Imation Corp.	201,800	8,217
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	2,326,600	$ 180,102
Sun Microsystems, Inc. (a)	9,038,400	39,317
		559,089
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	1,921,900	54,659
Arrow Electronics, Inc. (a)	1,876,900	53,041
Avnet, Inc. (a)	3,790,900	68,994
Solectron Corp. (a)	13,619,800	41,132
		217,826
Internet Software & Services - 0.0%
Yahoo!, Inc. (a)	505,400	13,717
IT Services - 0.3%
MoneyGram International, Inc.	2,184,309	66,949
Office Electronics - 0.5%
Xerox Corp.	9,488,898	133,699
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	2,804,800	90,679
Applied Materials, Inc.	5,419,700	85,306
Freescale Semiconductor, Inc.:
Class A (a)	43,100	1,234
Class B (a)	3,632,583	103,601
Intel Corp.	10,448,060	188,065
Micron Technology, Inc. (a)	4,093,800	63,822
Novellus Systems, Inc. (a)	403,000	10,200
Samsung Electronics Co. Ltd.	73,490	46,780
Teradyne, Inc. (a)	1,738,300	22,841
		612,528
Software - 1.1%
Microsoft Corp.	7,969,100	191,497
Oracle Corp. (a)	1,750,300	26,202
Symantec Corp. (a)	3,608,900	62,687
		280,386
TOTAL INFORMATION TECHNOLOGY		2,149,469
MATERIALS - 4.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	1,512,900	96,720
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Arkema (a)	29,314	$ 1,136
Arkema sponsored ADR (a)(d)	371,620	14,456
Ashland, Inc.	858,800	57,119
Bayer AG sponsored ADR	650,800	32,039
Celanese Corp. Class A	1,635,400	31,416
Chemtura Corp.	4,955,665	42,668
Dow Chemical Co.	1,804,000	62,382
E.I. du Pont de Nemours & Co.	1,849,500	73,351
Georgia Gulf Corp.	1,697,360	43,215
Lyondell Chemical Co.	3,254,511	72,478
PolyOne Corp. (a)	2,729,700	22,793
Rohm & Haas Co.	404,344	18,648
Tronox, Inc. Class B	375,547	4,938
		573,359
Containers & Packaging - 0.3%
Amcor Ltd.	4,282,900	22,218
Smurfit-Stone Container Corp.	5,604,421	56,717
		78,935
Metals & Mining - 1.1%
Alcan, Inc.	1,553,300	70,843
Alcoa, Inc.	5,744,676	172,053
Phelps Dodge Corp.	446,400	38,989
		281,885
Paper & Forest Products - 0.6%
International Paper Co.	2,674,000	91,798
Weyerhaeuser Co.	1,273,500	74,704
		166,502
TOTAL MATERIALS		1,100,681
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	17,659,644	529,613
BellSouth Corp.	10,721,401	419,957
Consolidated Communications Holdings, Inc.	750,237	12,589
Embarq Corp.	307,310	13,906
Philippine Long Distance Telephone Co. sponsored ADR (d)	1,521,600	59,632
Qwest Communications International, Inc. (a)	14,226,800	113,672
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telkom SA Ltd. sponsored ADR	604,700	$ 45,528
Verizon Communications, Inc.	9,076,944	306,982
		1,501,879
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	7,752,000	153,490
Vodafone Group PLC sponsored ADR	3,039,225	65,890
		219,380
TOTAL TELECOMMUNICATION SERVICES		1,721,259
UTILITIES - 3.3%
Electric Utilities - 0.5%
Entergy Corp.	1,597,100	123,136
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	3,985,300	79,148
TXU Corp.	1,920,822	123,374
		202,522
Multi-Utilities - 2.0%
Dominion Resources, Inc.	2,359,400	185,166
Duke Energy Corp.	2,212,100	67,071
Public Service Enterprise Group, Inc.	2,288,000	154,280
Wisconsin Energy Corp.	3,131,900	132,166
		538,683
TOTAL UTILITIES		864,341
TOTAL COMMON STOCKS (Cost $18,929,409)		25,700,792
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	27,980
General Motors Corp.:
Series B, 5.25%	863,700	16,842
Series C, 6.25%	577,800	12,423
		57,245
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	$ 18,075
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		75,320
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	323,900	8,774
The Chubb Corp. Series B, 7.00%	274,000	9,651
Travelers Property Casualty Corp. 4.50%	500,000	12,230
XL Capital Ltd. 6.50%	1,137,200	24,211
		54,866
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	22,670
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	4,513
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $190,862)		157,369
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	$ 8,460	8,740
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (f)	24,460	24,582
News America, Inc. liquid yield option note 0% 2/28/21 (f)	49,080	29,141
		53,723
TOTAL CONSUMER DISCRETIONARY		62,463
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	$ 21,090	$ 20,630
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	14,625
TOTAL INDUSTRIALS		35,255
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	15,130	14,482
5.25% 12/15/11 (f)	28,080	33,125
		47,607
TOTAL CONVERTIBLE BONDS		145,325
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	25,049
TOTAL CORPORATE BONDS (Cost $173,353)		170,374
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	191,515,510	191,516
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	77,785,950	77,786
TOTAL MONEY MARKET FUNDS (Cost $269,302)		269,302
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.25%, dated 7/31/06 due 8/1/06) (Cost $4,536)	$ 4,537	$ 4,536
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $19,567,462)		26,302,373
NET OTHER ASSETS - 0.2%		50,128
NET ASSETS - 100%		$ 26,352,501
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $107,478,000 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,293,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 7/12/06	$ 42,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,124
Fidelity Securities Lending Cash Central Fund	2,068
Total	$ 6,192
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Lots, Inc.	$ 76,149	$ -	$ 35,447	$ -	$ -
SPX Corp.	170,978	-	32,403	1,720	163,393
Total	$ 247,127	$ -	$ 67,850	$ 1,720	$ 163,393
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
France	1.8%
Cayman Islands	1.5%
Netherlands Antilles	1.5%
United Kingdom	1.4%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2006

Assets
Investment in securities, at value (including securities loaned of $75,866 and repurchase agreements of $4,536) - See accompanying schedule: Unaffiliated issuers (cost $19,177,687)	$ 25,869,678
Affiliated Central Funds (cost $269,302)	269,302
Other affiliated issuers (cost $120,473)	163,393
Total Investments (cost $19,567,462)		$ 26,302,373
Receivable for investments sold		75,930
Receivable for fund shares sold		123,424
Dividends receivable		39,455
Interest receivable		1,304
Prepaid expenses		40
Other receivables		724
Total assets		26,543,250

Liabilities
Payable for investments purchased	$ 68,728
Payable for fund shares redeemed	29,058
Accrued management fee	9,986
Other affiliated payables	5,009
Other payables and accrued expenses	182
Collateral on securities loaned, at value	77,786
Total liabilities		190,749

Net Assets		$ 26,352,501
Net Assets consist of:
Paid in capital		$ 18,690,628
Undistributed net investment income		43,008
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		883,955
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,734,910
Net Assets, for 479,075 shares outstanding		$ 26,352,501
Net Asset Value, offering price and redemption price per share ($26,352,501 ÷ 479,075 shares)		$ 55.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2006

Investment Income
Dividends (including $1,720 received from other affiliated issuers)		$ 307,081
Interest		3,859
Income from affiliated Central Funds		6,192
Total income		317,132

Expenses
Management fee	$ 60,912
Transfer agent fees	25,900
Accounting and security lending fees	944
Independent trustees' compensation	50
Appreciation in deferred trustee compensation account	12
Custodian fees and expenses	258
Registration fees	74
Audit	144
Legal	159
Interest	5
Miscellaneous	157
Total expenses before reductions	88,615
Expense reductions	(958)	87,657
Net investment income (loss)		229,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	884,091
Other affiliated issuers	10,375
Foreign currency transactions	75
Total net realized gain (loss)		894,541
Change in net unrealized appreciation (depreciation) on: Investment securities	(272,754)
Assets and liabilities in foreign currencies	(51)
Total change in net unrealized appreciation (depreciation)		(272,805)
Net gain (loss)		621,736
Net increase (decrease) in net assets resulting from operations		$ 851,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2006	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 229,475	$ 407,339
Net realized gain (loss)	894,541	1,282,183
Change in net unrealized appreciation (depreciation)	(272,805)	1,218,968
Net increase (decrease) in net assets resulting from operations	851,211	2,908,490
Distributions to shareholders from net investment income	(210,324)	(414,731)
Distributions to shareholders from net realized gain	(395,304)	(1,034,144)
Total distributions	(605,628)	(1,448,875)
Share transactions Proceeds from sales of shares	2,148,206	3,497,358
Reinvestment of distributions	591,041	1,414,736
Cost of shares redeemed	(2,674,826)	(6,059,215)
Net increase (decrease) in net assets resulting from share transactions	64,421	(1,147,121)
Total increase (decrease) in net assets	310,004	312,494

Net Assets
Beginning of period	26,042,497	25,730,003
End of period (including undistributed net investment income of $43,008 and undistributed net investment income of $23,857, respectively)	$ 26,352,501	$ 26,042,497
Other Information Shares
Sold	39,517	66,868
Issued in reinvestment of distributions	10,922	26,872
Redeemed	(49,109)	(115,420)
Net increase (decrease)	1,330	(21,680)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31,	Years ended January 31,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 54.51	$ 51.52	$ 50.27	$ 38.32	$ 48.15	$ 53.91
Income from Investment Operations
Net investment income (loss) D	.48	.82	.79	.71	.68	.71
Net realized and unrealized gain (loss)	1.29	5.14	2.93	12.88	(9.69)	(4.53)
Total from investment operations	1.77	5.96	3.72	13.59	(9.01)	(3.82)
Distributions from net investment income	(.44)	(.84)	(.81)	(.71)	(.68)	(.76)
Distributions from net realized gain	(.83)	(2.13)	(1.66)	(.93)	(.14)	(1.18)
Total distributions	(1.27)	(2.97)	(2.47)	(1.64)	(.82)	(1.94)
Net asset value, end of period	$ 55.01	$ 54.51	$ 51.52	$ 50.27	$ 38.32	$ 48.15
Total Return B, C	3.30%	11.87%	7.51%	35.95%	(18.95)%	(7.06)%
Ratios to Average Net Assets E
Expenses before reductions	.68% A	.69%	.70%	.71%	.72%	.69%
Expenses net of fee waivers, if any	.68%A	.69%	.70%	.71%	.72%	.69%
Expenses net of all reductions	.67%A	.67%	.69%	.70%	.71%	.67%
Net investment income (loss)	1.75%A	1.57%	1.56%	1.63%	1.57%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 26,353	$ 26,042	$ 25,730	$ 23,693	$ 17,239	$ 21,553
Portfolio turnover rate	20%A	19%	19%	25%	23%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,904,415
Unrealized depreciation	(1,183,254)
Net unrealized appreciation (depreciation)	$ 6,721,161
Cost for federal income tax purposes	$ 19,581,212

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,648,492 and $3,215,857, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,233	5.39%	$ 4

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $2,068.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,536. The weighted average interest rate was 5.25%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6 and $902, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EQU-USAN-0906
1.789291.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Large Cap Value

Fidelity Mid Cap Value

Fidelity Large Cap Growth

Fidelity Mid Cap Growth

Funds

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Fidelity Large Cap Value Fund
Actual	$ 1,000.00	$ 1,031.90	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Fidelity Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,010.30	$ 4.19
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Fidelity Large Cap Growth Fund
Actual	$ 1,000.00	$ 891.80	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Fidelity Mid Cap Growth Fund
Actual	$ 1,000.00	$ 885.40	$ 4.67
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Value Fund	.89%
Fidelity Mid Cap Value Fund	.84%
Fidelity Large Cap Growth Fund	1.00%
Fidelity Mid Cap Growth Fund	1.00%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.0	6.2
Citigroup, Inc.	3.2	2.8
JPMorgan Chase & Co.	3.1	0.0
Bank of America Corp.	3.1	1.7
Pfizer, Inc.	2.4	2.2
Devon Energy Corp.	2.0	1.9
Hewlett-Packard Co.	1.9	2.9
Lehman Brothers Holdings, Inc.	1.9	0.0
The Chubb Corp.	1.7	1.8
Morgan Stanley	1.7	0.0
	27.0
Top Five Market Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	34.8
Energy	15.0	15.0
Consumer Discretionary	8.1	8.2
Consumer Staples	7.4	5.3
Industrials	7.2	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks 98.9%		Stocks and Investment Companies 99.2%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	0.5%	**Foreign investments	1.0%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.1%
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	119,300	$ 3,395,278
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	156,900	5,552,691
Household Durables - 0.5%
Ryland Group, Inc.	101,800	4,158,530
Media - 1.8%
News Corp. Class A	233,300	4,488,692
The Walt Disney Co.	334,700	9,937,243
		14,425,935
Multiline Retail - 1.6%
Dillard's, Inc. Class A	76,000	2,282,280
JCPenney Co., Inc.	104,900	6,604,504
Nordstrom, Inc.	131,200	4,500,160
		13,386,944
Specialty Retail - 3.1%
AnnTaylor Stores Corp. (a)	204,500	8,396,770
Circuit City Stores, Inc.	332,800	8,153,600
OfficeMax, Inc.	214,800	8,830,428
		25,380,798
TOTAL CONSUMER DISCRETIONARY		66,300,176
CONSUMER STAPLES - 7.4%
Beverages - 0.3%
The Coca-Cola Co.	62,300	2,772,350
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	332,700	9,475,296
Costco Wholesale Corp.	175,300	9,248,828
		18,724,124
Food Products - 2.8%
Archer-Daniels-Midland Co.	250,000	11,000,000
General Mills, Inc.	227,200	11,791,680
		22,791,680
Household Products - 0.3%
Procter & Gamble Co.	44,600	2,506,520
Tobacco - 1.7%
Altria Group, Inc.	144,400	11,547,668
Loews Corp. - Carolina Group	46,800	2,685,384
		14,233,052
TOTAL CONSUMER STAPLES		61,027,726
ENERGY - 15.0%
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	140,200	3,880,736
Superior Energy Services, Inc. (a)	130,300	4,462,775
		8,343,511
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	196,500	8,987,910

	Shares	Value (Note 1)
Chevron Corp.	208,000	$ 13,682,240
ConocoPhillips	22,363	1,534,996
Devon Energy Corp.	249,300	16,114,752
Exxon Mobil Corp.	732,400	49,612,777
Occidental Petroleum Corp.	61,300	6,605,075
Tesoro Corp.	175,800	13,149,840
Valero Energy Corp.	75,500	5,090,965
		114,778,555
TOTAL ENERGY		123,122,066
FINANCIALS - 34.8%
Capital Markets - 6.3%
Bank of New York Co., Inc.	82,500	2,772,825
Goldman Sachs Group, Inc.	45,000	6,873,750
Lehman Brothers Holdings, Inc.	232,500	15,100,875
Mellon Financial Corp.	117,400	4,109,000
Morgan Stanley	211,600	14,071,400
Raymond James Financial, Inc.	293,050	8,516,033
		51,443,883
Commercial Banks - 2.8%
AmSouth Bancorp.	74,300	2,129,438
U.S. Bancorp, Delaware	84,600	2,707,200
Wachovia Corp.	127,100	6,816,373
Wells Fargo & Co.	159,010	11,502,783
		23,155,794
Diversified Financial Services - 10.2%
Bank of America Corp.	487,700	25,131,181
CIT Group, Inc.	147,800	6,785,498
Citigroup, Inc.	546,060	26,380,159
JPMorgan Chase & Co.	555,600	25,346,472
		83,643,310
Insurance - 11.8%
ACE Ltd.	78,000	4,019,340
AFLAC, Inc.	87,100	3,844,594
AMBAC Financial Group, Inc.	86,500	7,189,015
American International Group, Inc.	103,700	6,291,479
Assurant, Inc.	145,700	7,018,369
Cincinnati Financial Corp.	124,400	5,866,704
Genworth Financial, Inc. Class A (non-vtg.)	164,900	5,656,070
HCC Insurance Holdings, Inc.	395,600	12,061,844
Lincoln National Corp.	155,500	8,813,740
MetLife, Inc.	47,000	2,444,000
Philadelphia Consolidated Holdings Corp. (a)	250,367	8,479,930
The Chubb Corp.	285,600	14,399,952
W.R. Berkley Corp.	317,000	11,412,000
		97,497,037
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts, Inc.	407,700	$ 8,651,394
Taubman Centers, Inc.	96,200	3,992,300
		12,643,694
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	117,100	5,610,261
Radian Group, Inc.	195,600	12,035,268
The PMI Group, Inc.	16,800	713,328
		18,358,857
TOTAL FINANCIALS		286,742,575
HEALTH CARE - 7.1%
Health Care Providers & Services - 2.8%
Aetna, Inc.	224,600	7,072,654
AmerisourceBergen Corp.	154,900	6,660,700
CIGNA Corp.	14,300	1,304,875
McKesson Corp.	162,100	8,168,219
		23,206,448
Health Care Technology - 0.2%
Emdeon Corp. (a)	153,000	1,840,590
Pharmaceuticals - 4.1%
King Pharmaceuticals, Inc. (a)	401,100	6,826,722
Merck & Co., Inc.	167,500	6,745,225
Pfizer, Inc.	766,200	19,913,538
		33,485,485
TOTAL HEALTH CARE		58,532,523
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Precision Castparts Corp.	60,400	3,602,860
Raytheon Co.	251,800	11,348,626
		14,951,486
Airlines - 1.0%
AMR Corp. (a)	149,800	3,295,600
Southwest Airlines Co.	268,500	4,830,315
		8,125,915
Industrial Conglomerates - 0.3%
General Electric Co.	68,300	2,232,727
Machinery - 3.4%
Cummins, Inc.	64,500	7,546,500
JLG Industries, Inc.	178,000	3,221,800
Manitowoc Co., Inc.	127,600	5,009,576
Parker Hannifin Corp.	76,000	5,490,240
Terex Corp. (a)	145,500	6,524,220
		27,792,336

	Shares	Value (Note 1)
Road & Rail - 0.7%
Norfolk Southern Corp.	137,100	$ 5,952,882
TOTAL INDUSTRIALS		59,055,346
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 1.3%
Motorola, Inc.	486,800	11,079,568
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	483,400	15,425,294
Electronic Equipment & Instruments - 0.2%
Vishay Intertechnology, Inc. (a)	121,300	1,701,839
TOTAL INFORMATION TECHNOLOGY		28,206,701
MATERIALS - 4.2%
Chemicals - 0.6%
Airgas, Inc.	47,300	1,714,625
Rohm & Haas Co.	61,600	2,840,992
		4,555,617
Metals & Mining - 3.6%
Alcoa, Inc.	121,600	3,641,920
Commercial Metals Co.	139,200	3,158,448
Nucor Corp.	194,000	10,314,980
Phelps Dodge Corp.	54,500	4,760,030
Steel Dynamics, Inc.	55,200	3,202,704
United States Steel Corp.	73,900	4,660,873
		29,738,955
TOTAL MATERIALS		34,294,572
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	219,500	6,582,805
CenturyTel, Inc.	66,500	2,564,905
Qwest Communications International, Inc. (a)	1,760,300	14,064,797
Verizon Communications, Inc.	414,000	14,001,480
		37,213,987
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	281,400	5,571,720
TOTAL TELECOMMUNICATION SERVICES		42,785,707
UTILITIES - 6.5%
Electric Utilities - 2.7%
DPL, Inc.	160,700	4,461,032
Edison International	333,400	13,796,092
FirstEnergy Corp.	64,800	3,628,800
		21,885,924
Gas Utilities - 0.6%
Questar Corp.	55,600	4,926,160
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	616,700	$ 12,247,662
TXU Corp.	194,900	12,518,427
		24,766,089
Multi-Utilities - 0.2%
PG&E Corp.	41,430	1,726,802
TOTAL UTILITIES		53,304,975
TOTAL COMMON STOCKS (Cost $752,569,760)		813,372,367
Money Market Funds - 1.1%
Fidelity Cash Central Fund, 5.3% (b) (Cost $8,982,837)	8,982,837	$ 8,982,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $761,552,597)		822,355,204
NET OTHER ASSETS - 0.0%		330,713
NET ASSETS - 100%		$ 822,685,917
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 189,931
Fidelity Securities Lending Cash Central Fund	7,702
Total	$ 197,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $752,569,760)	$ 813,372,367
Affiliated Central Funds (cost $8,982,837)	8,982,837
Total Investments (cost $761,552,597)		$ 822,355,204
Receivable for investments sold		33,951,599
Receivable for fund shares sold		9,133,987
Dividends receivable		732,899
Interest receivable		40,500
Prepaid expenses		521
Other receivables		5,694
Total assets		866,220,404

Liabilities
Payable for investments purchased	$ 42,453,821
Payable for fund shares redeemed	497,718
Accrued management fee	374,823
Other affiliated payables	171,618
Other payables and accrued expenses	36,507
Total liabilities		43,534,487

Net Assets		$ 822,685,917
Net Assets consist of:
Paid in capital		$ 756,968,290
Undistributed net investment income		3,527,063
Accumulated undistributed net realized gain (loss) on investments		1,387,957
Net unrealized appreciation (depreciation) on investments		60,802,607
Net Assets, for 59,499,969 shares outstanding		$ 822,685,917
Net Asset Value, offering price and redemption price per share ($822,685,917 ÷ 59,499,969 shares)		$ 13.83

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Dividends		$ 6,547,828
Interest		186
Income from affiliated Central Funds		197,633
Total income		6,745,647

Expenses
Management fee Basic fee	$ 1,930,404
Performance adjustment	68,315
Transfer agent fees	835,537
Accounting and security lending fees	118,402
Independent trustees' compensation	1,228
Custodian fees and expenses	8,870
Registration fees	55,730
Audit	23,867
Legal	3,895
Miscellaneous	2,256
Total expenses before reductions	3,048,504
Expense reductions	(5,943)	3,042,561
Net investment income (loss)		3,703,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		2,605,387
Change in net unrealized appreciation (depreciation) on investment securities		16,012,217
Net gain (loss)		18,617,604
Net increase (decrease) in net assets resulting from operations		$ 22,320,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,703,086	$ 4,415,224
Net realized gain (loss)	2,605,387	18,847,726
Change in net unrealized appreciation (depreciation)	16,012,217	35,430,597
Net increase (decrease) in net assets resulting from operations	22,320,690	58,693,547
Distributions to shareholders from net investment income	(882,988)	(3,816,244)
Distributions to shareholders from net realized gain	(8,829,855)	(11,047,573)
Total distributions	(9,712,843)	(14,863,817)
Share transactions Proceeds from sales of shares	315,691,455	457,595,695
Reinvestment of distributions	9,545,888	14,615,134
Cost of shares redeemed	(84,289,718)	(123,960,783)
Net increase (decrease) in net assets resulting from share transactions	240,947,625	348,250,046
Redemption fees	21,335	25,496
Total increase (decrease) in net assets	253,576,807	392,105,272

Net Assets
Beginning of period	569,109,110	177,003,838
End of period (including undistributed net investment income of $3,527,063 and undistributed net investment income of $701,821, respectively)	$ 822,685,917	$ 569,109,110
Other Information Shares
Sold	23,229,073	35,555,165
Issued in reinvestment of distributions	703,974	1,114,320
Redeemed	(6,214,139)	(9,586,600)
Net increase (decrease)	17,718,908	27,082,885

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 12.04	$ 10.64	$ 8.17	$ 10.17	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.09 E	.09	.08	.01
Net realized and unrealized gain (loss)	.36	1.87	1.47	2.47	(2.00)	.17
Total from investment operations	.43	2.04	1.56	2.56	(1.92)	.18
Distributions from net investment income	(.02)	(.11)	(.05)	(.09)	(.08)	(.01)
Distributions from net realized gain	(.20)	(.35)	(.11)	-	-	-
Total distributions	(.22)	(.46)	(.16)	(.09)	(.08)	(.01)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 13.83	$ 13.62	$ 12.04	$ 10.64	$ 8.17	$ 10.17
Total Return B, C	3.19%	17.09%	14.68%	31.44%	(18.92)%	1.80%
Ratios to Average Net Assets G
Expenses before reductions	.89% A	.89%	1.07%	1.45%	1.83%	3.13% A
Expenses net of fee waivers, if any	.89% A	.89%	1.07%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.89% A	.84%	1.05%	1.18%	1.19%	1.20% A
Net investment income (loss)	1.08% A	1.32%	.79% E	.99%	.90%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 822,686	$ 569,109	$ 177,004	$ 25,168	$ 15,582	$ 11,684
Portfolio turnover rate	150% A	175%	170%	72%	95%	81% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. F For the period November 15, 2001 (commencement of operations) to January 31, 2002. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Edison International	2.3	2.2
AMBAC Financial Group, Inc.	1.9	0.3
Kroger Co.	1.8	0.0
Tesoro Corp.	1.8	1.6
Radian Group, Inc.	1.7	1.8
Cincinnati Financial Corp.	1.7	0.0
W.R. Berkley Corp.	1.6	1.3
Host Hotels & Resorts, Inc.	1.6	0.0
DPL, Inc.	1.6	0.0
Dillard's, Inc. Class A	1.6	0.0
	17.6
Top Five Market Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.2	31.6
Utilities	14.7	13.1
Consumer Discretionary	12.2	11.8
Industrials	7.8	7.1
Consumer Staples	7.2	7.1
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks 99.3%		Stocks and Investment Companies 99.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	1.2%	**Foreign investments	1.1%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	73,400	$ 2,088,964
Household Durables - 1.6%
Newell Rubbermaid, Inc.	121,500	3,202,740
Ryland Group, Inc.	96,500	3,942,025
		7,144,765
Multiline Retail - 3.1%
Dillard's, Inc. Class A	243,700	7,318,311
JCPenney Co., Inc.	51,300	3,229,848
Nordstrom, Inc.	110,300	3,783,290
		14,331,449
Specialty Retail - 4.1%
AnnTaylor Stores Corp. (a)	170,900	7,017,154
Circuit City Stores, Inc.	236,000	5,782,000
OfficeMax, Inc.	146,200	6,010,282
		18,809,436
Textiles, Apparel & Luxury Goods - 2.9%
Columbia Sportswear Co. (a)	96,200	4,783,064
Jones Apparel Group, Inc.	187,700	5,555,920
Liz Claiborne, Inc.	87,300	3,086,055
		13,425,039
TOTAL CONSUMER DISCRETIONARY		55,799,653
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
Pepsi Bottling Group, Inc.	88,100	2,929,325
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	232,200	6,613,056
Kroger Co.	364,300	8,353,399
		14,966,455
Food Products - 2.5%
Archer-Daniels-Midland Co.	103,400	4,549,600
Campbell Soup Co.	29,300	1,074,724
Del Monte Foods Co.	269,400	2,823,312
Hormel Foods Corp.	74,400	2,807,112
		11,254,748
Household Products - 0.2%
Energizer Holdings, Inc. (a)	15,400	979,902
Tobacco - 0.6%
Loews Corp. - Carolina Group	43,900	2,518,982
TOTAL CONSUMER STAPLES		32,649,412

	Shares	Value (Note 1)
ENERGY - 6.3%
Energy Equipment & Services - 2.0%
Helmerich & Payne, Inc.	149,600	$ 4,140,928
Superior Energy Services, Inc. (a)	140,000	4,795,000
		8,935,928
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	25,200	1,152,648
Devon Energy Corp.	70,100	4,531,264
EOG Resources, Inc.	77,300	5,731,795
Tesoro Corp.	111,600	8,347,680
		19,763,387
TOTAL ENERGY		28,699,315
FINANCIALS - 31.2%
Capital Markets - 4.8%
A.G. Edwards, Inc.	74,800	4,036,208
Jefferies Group, Inc.	254,800	6,619,704
Mellon Financial Corp.	112,900	3,951,500
Raymond James Financial, Inc.	249,500	7,250,470
		21,857,882
Commercial Banks - 2.6%
AmSouth Bancorp.	171,400	4,912,324
Colonial Bancgroup, Inc.	122,300	3,106,420
KeyCorp	101,900	3,760,110
		11,778,854
Diversified Financial Services - 0.9%
CIT Group, Inc.	87,600	4,021,716
Insurance - 17.0%
ACE Ltd.	104,100	5,364,273
AMBAC Financial Group, Inc.	104,270	8,665,880
American Financial Group, Inc., Ohio	118,000	4,968,980
Assurant, Inc.	107,000	5,154,190
Cincinnati Financial Corp.	161,100	7,597,476
Genworth Financial, Inc. Class A (non-vtg.)	124,000	4,253,200
HCC Insurance Holdings, Inc.	237,900	7,253,571
Lincoln National Corp.	110,300	6,251,804
Old Republic International Corp.	203,075	4,319,405
Philadelphia Consolidated Holdings Corp. (a)	213,600	7,234,632
SAFECO Corp.	47,800	2,567,816
The Chubb Corp.	128,360	6,471,911
W.R. Berkley Corp.	209,450	7,540,200
		77,643,338
Real Estate Investment Trusts - 2.8%
Host Hotels & Resorts, Inc.	354,600	7,524,612
Taubman Centers, Inc.	128,900	5,349,350
		12,873,962
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	26,500	2,165,050
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.6%
MGIC Investment Corp.	63,000	$ 3,585,330
Radian Group, Inc.	127,500	7,845,075
The PMI Group, Inc.	12,100	513,766
		11,944,171
TOTAL FINANCIALS		142,284,973
HEALTH CARE - 4.1%
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	133,900	5,757,700
CIGNA Corp.	29,700	2,710,125
McKesson Corp.	95,500	4,812,245
		13,280,070
Health Care Technology - 0.5%
Emdeon Corp. (a)	176,400	2,122,092
Pharmaceuticals - 0.7%
King Pharmaceuticals, Inc. (a)(d)	204,200	3,475,484
TOTAL HEALTH CARE		18,877,646
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.9%
Precision Castparts Corp.	66,500	3,966,725
Airlines - 1.4%
AMR Corp. (a)	108,600	2,389,200
Southwest Airlines Co.	213,300	3,837,267
		6,226,467
Commercial Services & Supplies - 0.4%
Manpower, Inc.	30,800	1,831,984
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	42,500	2,011,525
Machinery - 4.3%
Cummins, Inc.	41,000	4,797,000
JLG Industries, Inc.	126,300	2,286,030
Manitowoc Co., Inc.	80,200	3,148,652
Parker Hannifin Corp.	41,600	3,005,184
Terex Corp. (a)	142,900	6,407,636
		19,644,502
Road & Rail - 0.4%
Norfolk Southern Corp.	40,900	1,775,878
TOTAL INDUSTRIALS		35,457,081
INFORMATION TECHNOLOGY - 6.9%
Electronic Equipment & Instruments - 1.2%
Vishay Intertechnology, Inc. (a)	383,600	5,381,908
Office Electronics - 1.0%
Xerox Corp.	335,000	4,720,150

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment - 3.4%
Atmel Corp. (a)	1,089,900	$ 5,220,621
Intersil Corp. Class A	160,200	3,766,302
LSI Logic Corp. (a)	277,800	2,277,960
Micron Technology, Inc. (a)	101,200	1,577,708
NVIDIA Corp. (a)	118,900	2,631,257
		15,473,848
Software - 1.3%
Fair, Isaac & Co., Inc.	66,200	2,236,236
Hyperion Solutions Corp. (a)	116,100	3,617,676
		5,853,912
TOTAL INFORMATION TECHNOLOGY		31,429,818
MATERIALS - 6.9%
Chemicals - 2.1%
Airgas, Inc.	128,800	4,669,000
Rohm & Haas Co.	109,100	5,031,692
		9,700,692
Metals & Mining - 4.2%
Commercial Metals Co.	230,800	5,236,852
Nucor Corp.	39,300	2,089,581
Phelps Dodge Corp.	26,300	2,297,042
Steel Dynamics, Inc. (d)	88,400	5,128,968
United States Steel Corp.	72,100	4,547,347
		19,299,790
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	126,900	2,538,000
TOTAL MATERIALS		31,538,482
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	52,800	2,036,496
Qwest Communications International, Inc. (a)	908,900	7,262,111
		9,298,607
UTILITIES - 14.7%
Electric Utilities - 4.9%
DPL, Inc. (d)	268,800	7,461,888
Edison International	254,400	10,527,071
PPL Corp.	131,500	4,473,630
		22,462,589
Gas Utilities - 1.7%
Questar Corp.	58,500	5,183,100
UGI Corp.	99,000	2,460,150
		7,643,250
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	347,500	6,901,350
TXU Corp.	112,200	7,206,606
		14,107,956
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 5.0%
Alliant Energy Corp.	31,000	$ 1,121,580
MDU Resources Group, Inc.	229,350	5,653,478
OGE Energy Corp.	147,100	5,567,735
PG&E Corp.	148,500	6,189,480
Wisconsin Energy Corp.	98,300	4,148,260
		22,680,533
TOTAL UTILITIES		66,894,328
TOTAL COMMON STOCKS (Cost $426,667,478)		452,929,315
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.3% (b)	7,686,506	7,686,506
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	11,333,550	11,333,550
TOTAL MONEY MARKET FUNDS (Cost $19,020,056)		19,020,056
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $445,687,534)		471,949,371
NET OTHER ASSETS - (3.5)%		(16,157,381)
NET ASSETS - 100%		$ 455,791,990
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,505
Fidelity Securities Lending Cash Central Fund	6,831
Total	$ 96,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,027,924) - See accompanying schedule: Unaffiliated issuers (cost $426,667,478)	$ 452,929,315
Affiliated Central Funds (cost $19,020,056)	19,020,056
Total Investments (cost $445,687,534)		$ 471,949,371
Receivable for investments sold		9,255,760
Receivable for fund shares sold		2,811,969
Dividends receivable		168,438
Interest receivable		21,556
Prepaid expenses		310
Other receivables		5,329
Total assets		484,212,733

Liabilities
Payable for investments purchased	$ 16,153,740
Payable for fund shares redeemed	607,371
Accrued management fee	187,458
Other affiliated payables	107,780
Other payables and accrued expenses	30,844
Collateral on securities loaned, at value	11,333,550
Total liabilities		28,420,743

Net Assets		$ 455,791,990
Net Assets consist of:
Paid in capital		$ 420,510,930
Undistributed net investment income		1,145,999
Accumulated undistributed net realized gain (loss) on investments		7,873,224
Net unrealized appreciation (depreciation) on investments		26,261,837
Net Assets, for 29,273,525 shares outstanding		$ 455,791,990
Net Asset Value, offering price and redemption price per share ($455,791,990 ÷ 29,273,525 shares)		$ 15.57

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Dividends		$ 2,842,006
Interest		4
Income from affiliated Central Funds		96,336
Total income		2,938,346

Expenses
Management fee Basic fee	$ 1,150,751
Performance adjustment	(135,772)
Transfer agent fees	540,684
Accounting and security lending fees	76,804
Independent trustees' compensation	745
Custodian fees and expenses	8,380
Registration fees	36,585
Audit	24,701
Legal	2,092
Miscellaneous	1,338
Total expenses before reductions	1,706,308
Expense reductions	(11,089)	1,695,219
Net investment income (loss)		1,243,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		8,145,740
Change in net unrealized appreciation (depreciation) on investment securities		(5,421,997)
Net gain (loss)		2,723,743
Net increase (decrease) in net assets resulting from operations		$ 3,966,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,243,127	$ 2,439,332
Net realized gain (loss)	8,145,740	24,114,311
Change in net unrealized appreciation (depreciation)	(5,421,997)	16,442,497
Net increase (decrease) in net assets resulting from operations	3,966,870	42,996,140
Distributions to shareholders from net investment income	(732,760)	(1,664,792)
Distributions to shareholders from net realized gain	(5,129,293)	(19,625,292)
Total distributions	(5,862,053)	(21,290,084)
Share transactions Proceeds from sales of shares	163,392,349	278,341,109
Reinvestment of distributions	5,661,908	20,604,738
Cost of shares redeemed	(77,203,490)	(108,099,451)
Net increase (decrease) in net assets resulting from share transactions	91,850,767	190,846,396
Redemption fees	19,247	33,888
Total increase (decrease) in net assets	89,974,831	212,586,340

Net Assets
Beginning of period	365,817,159	153,230,819
End of period (including undistributed net investment income of $1,145,999 and undistributed net investment income of $956,589, respectively)	$ 455,791,990	$ 365,817,159
Other Information Shares
Sold	10,514,475	18,454,590
Issued in reinvestment of distributions	365,756	1,373,635
Redeemed	(4,984,380)	(7,290,551)
Net increase (decrease)	5,895,851	12,537,674

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 14.14	$ 12.32	$ 8.85	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.16 E	.08	.06	.08	.01
Net realized and unrealized gain (loss)	.11	2.59	2.10	3.45	(1.74)	.59
Total from investment operations	.16	2.75	2.18	3.51	(1.66)	.60
Distributions from net investment income	(.03)	(.10)	(.04)	(.04)	(.08)	(.01)
Distributions from net realized gain	(.21)	(1.15)	(.32)	-	-	-
Total distributions	(.24)	(1.24) I	(.36)	(.04)	(.08)	(.01)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 15.57	$ 15.65	$ 14.14	$ 12.32	$ 8.85	$ 10.59
Total Return B, C	1.03%	19.97%	17.75%	39.69%	(15.71)%	6.00%
Ratios to Average Net Assets G
Expenses before reductions	.84% A	.86%	.91%	1.07%	1.28%	2.30% A
Expenses net of fee waivers, if any	.84% A	.86%	.91%	1.07%	1.20%	1.20% A
Expenses net of all reductions	.83% A	.81%	.90%	1.05%	1.18%	1.20% A
Net investment income (loss)	.61% A	1.08% E	.59%	.55%	.79%	.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 455,792	$ 365,817	$ 153,231	$ 95,797	$ 36,419	$ 23,773
Portfolio turnover rate	190% A	207%	196%	97%	113%	68% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%. F For the period November 15, 2001 (commencement of operations) to January 31, 2002. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distribution of $1.24 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	4.2	3.9
UnitedHealth Group, Inc.	3.0	2.4
Hewlett-Packard Co.	2.9	2.7
Manitowoc Co., Inc.	2.9	0.0
Cymer, Inc.	2.9	1.2
Seagate Technology	2.8	0.0
Altria Group, Inc.	2.7	1.8
Joy Global, Inc.	2.7	3.3
AMR Corp.	2.7	0.0
Western Digital Corp.	2.7	2.4
	29.5
Top Five Market Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.0	25.5
Health Care	16.9	17.8
Industrials	14.1	14.3
Consumer Discretionary	12.4	15.3
Consumer Staples	10.5	10.8
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks 98.5%		Stocks and Investment Companies 99.6%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	4.7%	**Foreign investments	0.3%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Distributors - 1.0%
Building Materials Holding Corp. (d)	74,100	$ 1,587,963
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	25,600	905,984
Penn National Gaming, Inc. (a)	31,231	1,032,809
Pinnacle Entertainment, Inc. (a)	31,300	858,559
		2,797,352
Household Durables - 4.5%
D.R. Horton, Inc.	119,800	2,567,314
KB Home	16,100	684,572
Lennar Corp. Class A	44,500	1,990,485
Ryland Group, Inc.	47,000	1,919,950
		7,162,321
Specialty Retail - 5.2%
AnnTaylor Stores Corp. (a)	33,400	1,371,404
Best Buy Co., Inc.	80,600	3,654,404
Circuit City Stores, Inc.	68,600	1,680,700
Lowe's Companies, Inc. (d)	57,600	1,632,960
		8,339,468
TOTAL CONSUMER DISCRETIONARY		19,887,104
CONSUMER STAPLES - 10.5%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	44,500	954,970
PepsiCo, Inc.	21,400	1,356,332
		2,311,302
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	23,600	672,128
CVS Corp.	40,400	1,321,888
Wal-Mart Stores, Inc.	53,600	2,385,200
Walgreen Co.	39,600	1,852,488
		6,231,704
Food Products - 2.2%
General Mills, Inc. (d)	56,000	2,906,400
Seaboard Corp.	459	523,260
		3,429,660
Household Products - 0.3%
Procter & Gamble Co.	8,882	499,168
Tobacco - 2.7%
Altria Group, Inc.	54,700	4,374,359
TOTAL CONSUMER STAPLES		16,846,193
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	37,800	1,728,972
Devon Energy Corp.	8,800	568,832
EOG Resources, Inc.	26,000	1,927,900

	Shares	Value (Note 1)
Exxon Mobil Corp.	35,200	$ 2,384,448
Valero Energy Corp.	3,000	202,290
		6,812,442
FINANCIALS - 8.5%
Capital Markets - 0.7%
TD Ameritrade Holding Corp.	66,700	1,092,546
Commercial Banks - 0.3%
Wells Fargo & Co.	7,800	564,252
Diversified Financial Services - 2.9%
Bank of America Corp.	27,600	1,422,228
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	7,000	3,228,400
		4,650,628
Insurance - 3.1%
ACE Ltd.	16,600	855,398
Fidelity National Financial, Inc.	55,000	2,109,250
Prudential Financial, Inc.	11,300	888,632
The Chubb Corp.	20,600	1,038,652
		4,891,932
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	38,800	2,387,364
TOTAL FINANCIALS		13,586,722
HEALTH CARE - 16.9%
Biotechnology - 7.5%
Amgen, Inc. (a)	14,500	1,011,230
Biogen Idec, Inc. (a)	39,300	1,655,316
Genentech, Inc. (a)	41,100	3,321,702
Gilead Sciences, Inc. (a)	59,600	3,664,208
ImClone Systems, Inc. (a)	13,300	432,250
United Therapeutics Corp. (a)	32,900	1,951,299
		12,036,005
Health Care Equipment & Supplies - 0.3%
Stryker Corp.	11,000	500,610
Health Care Providers & Services - 6.9%
Aetna, Inc.	126,700	3,989,783
CIGNA Corp.	24,400	2,226,500
UnitedHealth Group, Inc.	100,500	4,806,915
		11,023,198
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	33,500	1,040,845
Johnson & Johnson	38,900	2,433,195
		3,474,040
TOTAL HEALTH CARE		27,033,853
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
Ceradyne, Inc. (a)(d)	55,100	2,693,839
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 2.7%
AMR Corp. (a)	194,800	$ 4,285,600
Electrical Equipment - 0.9%
Energy Conversion Devices, Inc. (a)	45,200	1,520,980
Industrial Conglomerates - 0.5%
General Electric Co.	22,390	731,929
Machinery - 7.1%
Caterpillar, Inc.	15,600	1,105,572
JLG Industries, Inc.	70,000	1,267,000
Joy Global, Inc.	114,361	4,290,825
Manitowoc Co., Inc.	118,800	4,664,088
		11,327,485
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	19,500	1,343,745
Norfolk Southern Corp.	14,250	618,735
		1,962,480
TOTAL INDUSTRIALS		22,522,313
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.8%
Motorola, Inc.	25,100	571,276
QUALCOMM, Inc.	20,900	736,934
		1,308,210
Computers & Peripherals - 15.1%
Apple Computer, Inc. (a)	98,700	6,707,652
Hewlett-Packard Co.	146,600	4,678,006
Komag, Inc. (a)	103,700	3,972,747
Seagate Technology	194,100	4,503,120
Western Digital Corp. (a)	242,600	4,255,204
		24,116,729
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	1,600	618,560
Semiconductors & Semiconductor Equipment - 7.9%
Cymer, Inc. (a)	118,700	4,643,544
Marvell Technology Group Ltd. (a)	117,000	2,170,350
MEMC Electronic Materials, Inc. (a)	96,200	2,926,404
NVIDIA Corp. (a)	125,600	2,779,528
		12,519,826
Software - 1.8%
Autodesk, Inc. (a)	25,900	883,449
Microsoft Corp.	85,100	2,044,953
		2,928,402
TOTAL INFORMATION TECHNOLOGY		41,491,727

	Shares	Value (Note 1)
MATERIALS - 4.0%
Metals & Mining - 4.0%
Allegheny Technologies, Inc. (d)	64,700	$ 4,133,683
Titanium Metals Corp.	76,600	2,209,144
		6,342,827
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc. (a)	163,500	1,306,365
UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	18,800	373,368
TXU Corp.	18,900	1,213,947
		1,587,315
TOTAL COMMON STOCKS (Cost $161,947,817)		157,416,861
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.3% (b)	2,321,379	2,321,379
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	9,748,625	9,748,625
TOTAL MONEY MARKET FUNDS (Cost $12,070,004)		12,070,004
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $174,017,821)		169,486,865
NET OTHER ASSETS - (6.1)%		(9,752,517)
NET ASSETS - 100%		$ 159,734,348
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,641
Fidelity Securities Lending Cash Central Fund	14,361
Total	$ 81,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,624,065) - See accompanying schedule: Unaffiliated issuers (cost $161,947,817)	$ 157,416,861
Affiliated Central Funds (cost $12,070,004)	12,070,004
Total Investments (cost $174,017,821)		$ 169,486,865
Receivable for fund shares sold		359,620
Dividends receivable		32,589
Interest receivable		13,662
Prepaid expenses		134
Receivable from investment adviser for expense reductions		12,813
Other receivables		2,954
Total assets		169,908,637

Liabilities
Payable for fund shares redeemed	$ 256,203
Accrued management fee	88,662
Other affiliated payables	53,798
Other payables and accrued expenses	27,001
Collateral on securities loaned, at value	9,748,625
Total liabilities		10,174,289

Net Assets		$ 159,734,348
Net Assets consist of:
Paid in capital		$ 162,483,083
Undistributed net investment income		40,409
Accumulated undistributed net realized gain (loss) on investments		1,741,812
Net unrealized appreciation (depreciation) on investments		(4,530,956)
Net Assets, for 15,410,423 shares outstanding		$ 159,734,348
Net Asset Value, offering price and redemption price per share ($159,734,348 ÷ 15,410,423 shares)		$ 10.37

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Dividends		$ 798,153
Interest		285
Income from affiliated Central Funds		81,002
Total income		879,440

Expenses
Management fee Basic fee	$ 463,747
Performance adjustment	62,405
Transfer agent fees	289,885
Accounting and security lending fees	31,035
Independent trustees' compensation	311
Custodian fees and expenses	8,392
Registration fees	20,302
Audit	22,612
Legal	908
Miscellaneous	575
Total expenses before reductions	900,172
Expense reductions	(88,788)	811,384
Net investment income (loss)		68,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Investment securities:
Unaffiliated issuers		2,317,862
Change in net unrealized appreciation (depreciation) on investment securities		(21,816,982)
Net gain (loss)		(19,499,120)
Net increase (decrease) in net assets resulting from operations		$ (19,431,064)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,056	$ 141,408
Net realized gain (loss)	2,317,862	5,358,691
Change in net unrealized appreciation (depreciation)	(21,816,982)	12,042,840
Net increase (decrease) in net assets resulting from operations	(19,431,064)	17,542,939
Distributions to shareholders from net investment income	(137,207)	-
Distributions to shareholders from net realized gain	(2,469,727)	(2,688,652)
Total distributions	(2,606,934)	(2,688,652)
Share transactions Proceeds from sales of shares	63,687,244	147,129,255
Reinvestment of distributions	2,547,580	2,613,416
Cost of shares redeemed	(41,981,203)	(56,552,222)
Net increase (decrease) in net assets resulting from share transactions	24,253,621	93,190,449
Redemption fees	5,257	15,640
Total increase (decrease) in net assets	2,220,880	108,060,376
Net Assets
Beginning of period	157,513,468	49,453,092
End of period (including undistributed net investment income of $40,409 and undistributed net investment income of $141,406, respectively)	$ 159,734,348	$ 157,513,468
Other Information Shares
Sold	5,619,136	13,225,898
Issued in reinvestment of distributions	220,761	227,848
Redeemed	(3,750,807)	(4,995,974)
Net increase (decrease)	2,089,090	8,457,772

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.17	$ 9.21	$ 6.93	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	-	.02 E	(.01) F	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.26)	1.87	.97	2.29	(2.89)	(.16)
Total from investment operations	(1.26)	1.89	.96	2.28	(2.90)	(.17)
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.18)	(.24)	-	-	-	-
Total distributions	(.19)	(.24)	-	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 10.37	$ 11.82	$ 10.17	$ 9.21	$ 6.93	$ 9.83
Total Return B, C	(10.82)%	18.66%	10.42%	32.90%	(29.50)%	(1.70)%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.12%	1.30%	1.53%	1.43%	3.32% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.99% A	.94%	1.13%	1.18%	1.18%	1.20% A
Net investment income (loss)	.08% A	.15% E	(.07)% F	(.15)%	(.12)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,734	$ 157,513	$ 49,453	$ 23,079	$ 18,902	$ 9,936
Portfolio turnover rate	160% A	268%	274%	81%	245%	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. G For the period November 15, 2001 (commencement of operations) to January 31, 2002. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Allegheny Technologies, Inc.	2.8	0.0
Cymer, Inc.	2.7	0.7
Western Digital Corp.	2.6	2.2
Radian Group, Inc.	2.5	1.5
Seagate Technology	2.5	0.0
Manitowoc Co., Inc.	2.5	0.0
AMR Corp.	2.3	0.0
MEMC Electronic Materials, Inc.	2.2	0.3
Apple Computer, Inc.	2.2	1.2
Komag, Inc.	2.2	1.7
	24.5
Top Five Market Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	21.3
Information Technology	18.7	19.5
Health Care	14.9	15.9
Industrials	14.1	13.1
Energy	8.5	11.3
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks and Investment Companies 97.5%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	3.0%	**Foreign investments	1.3%

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.5%
Automobiles - 0.5%
Harley-Davidson, Inc.	23,800	$ 1,356,600
Thor Industries, Inc.	19,700	843,948
		2,200,548
Distributors - 1.4%
Building Materials Holding Corp. (d)	287,700	6,165,411
Diversified Consumer Services - 0.3%
Career Education Corp. (a)	50,100	1,425,846
Hotels, Restaurants & Leisure - 4.3%
Darden Restaurants, Inc.	24,200	817,960
International Game Technology	21,200	819,592
Isle of Capri Casinos, Inc. (a)	84,047	1,986,031
Monarch Casino & Resort, Inc. (a)	70,397	1,326,279
Penn National Gaming, Inc. (a)	157,254	5,200,390
Pinnacle Entertainment, Inc. (a)	252,900	6,937,047
The Cheesecake Factory, Inc. (a)	30,700	701,495
Yum! Brands, Inc.	22,500	1,012,500
		18,801,294
Household Durables - 4.3%
D.R. Horton, Inc.	305,866	6,554,708
KB Home	97,400	4,141,448
Lennar Corp. Class A	42,400	1,896,552
Ryland Group, Inc.	153,500	6,270,475
		18,863,183
Media - 0.6%
EchoStar Communications Corp. Class A (a)	62,057	2,175,098
Interactive Data Corp.	34,700	652,707
		2,827,805
Multiline Retail - 3.1%
Dollar General Corp.	91,500	1,227,930
JCPenney Co., Inc.	86,600	5,452,336
Nordstrom, Inc.	197,900	6,787,970
		13,468,236
Specialty Retail - 5.0%
AnnTaylor Stores Corp. (a)	184,900	7,591,994
Bed Bath & Beyond, Inc. (a)	69,100	2,313,468
Circuit City Stores, Inc.	276,700	6,779,150
Ross Stores, Inc.	16,200	403,218
The Men's Wearhouse, Inc.	92,300	2,871,453
TJX Companies, Inc.	17,900	436,223
Urban Outfitters, Inc. (a)	125,500	1,831,045
		22,226,551
TOTAL CONSUMER DISCRETIONARY		85,978,874

	Shares	Value (Note 1)
CONSUMER STAPLES - 4.3%
Beverages - 2.1%
Hansen Natural Corp. (a)(d)	181,365	$ 8,340,976
Pepsi Bottling Group, Inc.	35,500	1,180,375
		9,521,351
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. (a)	46,500	1,324,320
Food Products - 1.2%
Campbell Soup Co.	80,700	2,960,076
H.J. Heinz Co.	33,800	1,418,586
Seaboard Corp.	660	752,400
		5,131,062
Personal Products - 0.1%
Avon Products, Inc.	15,900	460,941
Tobacco - 0.6%
UST, Inc.	49,000	2,476,950
TOTAL CONSUMER STAPLES		18,914,624
ENERGY - 8.5%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	18,800	1,184,776
Patterson-UTI Energy, Inc.	49,500	1,401,840
TODCO Class A	58,400	2,225,624
		4,812,240
Oil, Gas & Consumable Fuels - 7.4%
CONSOL Energy, Inc.	25,800	1,061,928
EOG Resources, Inc.	98,800	7,326,020
Frontier Oil Corp.	34,000	1,198,500
Giant Industries, Inc. (a)	28,400	2,028,044
Holly Corp.	145,400	7,357,240
Murphy Oil Corp.	15,600	802,776
Sunoco, Inc.	86,100	5,987,394
Tesoro Corp.	93,700	7,008,760
		32,770,662
TOTAL ENERGY		37,582,902
FINANCIALS - 8.4%
Capital Markets - 0.7%
Greenhill & Co., Inc.	7,700	446,292
T. Rowe Price Group, Inc.	6,200	256,122
TD Ameritrade Holding Corp.	141,100	2,311,218
		3,013,632
Commercial Banks - 0.1%
Synovus Financial Corp.	15,500	438,030
Consumer Finance - 0.0%
CompuCredit Corp. (a)	6,600	215,622
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 2.0%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	14,900	$ 6,871,880
Moody's Corp.	32,800	1,800,064
		8,671,944
Insurance - 2.1%
AMBAC Financial Group, Inc.	26,800	2,227,348
Fidelity National Financial, Inc.	162,700	6,239,545
Philadelphia Consolidated Holdings Corp. (a)	22,000	745,140
		9,212,033
Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts, Inc.	69,500	1,474,790
Public Storage, Inc.	6,200	497,798
Vornado Realty Trust	3,200	334,560
		2,307,148
Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	400	24,160
Jones Lang LaSalle, Inc.	25,200	2,058,840
		2,083,000
Thrifts & Mortgage Finance - 2.5%
Radian Group, Inc.	182,400	11,223,072
TOTAL FINANCIALS		37,164,481
HEALTH CARE - 14.9%
Biotechnology - 4.1%
Celgene Corp. (a)	114,200	5,469,038
Gilead Sciences, Inc. (a)	73,300	4,506,484
ImClone Systems, Inc. (a)	76,100	2,473,250
MedImmune, Inc. (a)	19,700	499,986
United Therapeutics Corp. (a)	83,500	4,952,385
		17,901,143
Health Care Equipment & Supplies - 1.5%
American Medical Systems Holdings, Inc. (a)	27,200	496,400
DENTSPLY International, Inc.	7,400	231,620
Hologic, Inc. (a)	21,800	979,038
ResMed, Inc. (a)	11,200	519,792
Varian Medical Systems, Inc. (a)	95,300	4,318,996
		6,545,846
Health Care Providers & Services - 5.7%
Aetna, Inc.	100	3,149
CIGNA Corp.	68,400	6,241,500
Express Scripts, Inc. (a)	37,900	2,919,437
Health Management Associates, Inc. Class A	208,800	4,244,904
Health Net, Inc. (a)	101,200	4,247,364
Humana, Inc. (a)	78,200	4,373,726

	Shares	Value (Note 1)
Lincare Holdings, Inc. (a)	48,400	$ 1,684,804
Manor Care, Inc.	29,300	1,466,465
		25,181,349
Life Sciences Tools & Services - 1.7%
Pharmaceutical Product Development, Inc.	197,900	7,615,192
Pharmaceuticals - 1.9%
Adams Respiratory Therapeutics, Inc.	29,200	1,305,824
Barr Pharmaceuticals, Inc. (a)	43,000	2,139,680
Endo Pharmaceuticals Holdings, Inc. (a)	87,700	2,724,839
Forest Laboratories, Inc. (a)	43,500	2,014,485
Impax Laboratories, Inc. (a)	2,500	12,125
		8,196,953
TOTAL HEALTH CARE		65,440,483
INDUSTRIALS - 14.1%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. (a)	14,800	1,186,072
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	104,769	4,796,325
Expeditors International of Washington, Inc.	42,600	1,937,022
		6,733,347
Airlines - 2.9%
AMR Corp. (a)(d)	463,900	10,205,800
Mesa Air Group, Inc. (a)	70,187	593,782
SkyWest, Inc.	25,336	614,398
Southwest Airlines Co.	63,200	1,136,968
		12,550,948
Building Products - 0.1%
Lennox International, Inc.	26,600	606,746
Commercial Services & Supplies - 0.7%
Dun & Bradstreet Corp. (a)	16,800	1,120,896
Equifax, Inc.	32,100	1,036,188
Robert Half International, Inc.	34,200	1,106,712
		3,263,796
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	30,300	2,514,597
Electrical Equipment - 2.1%
Energy Conversion Devices, Inc. (a)	135,700	4,566,305
Rockwell Automation, Inc.	75,100	4,654,698
		9,221,003
Machinery - 5.5%
Cummins, Inc.	7,000	819,000
JLG Industries, Inc.	167,800	3,037,180
Joy Global, Inc.	253,800	9,522,576
Manitowoc Co., Inc.	279,270	10,964,140
		24,342,896
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. Class A	41,400	$ 1,706,922
TOTAL INDUSTRIALS		62,126,327
INFORMATION TECHNOLOGY - 18.7%
Computers & Peripherals - 9.9%
Apple Computer, Inc. (a)	144,800	9,840,608
Emulex Corp. (a)	9,200	136,988
Komag, Inc. (a)	249,700	9,566,007
Palm, Inc. (a)(d)	79,700	1,188,327
QLogic Corp. (a)	25,300	442,497
Seagate Technology	475,091	11,022,111
Western Digital Corp. (a)	651,500	11,427,310
		43,623,848
IT Services - 1.0%
Ceridian Corp. (a)	28,400	681,884
Cognizant Technology Solutions Corp. Class A (a)	7,400	484,626
Fidelity National Information Services, Inc.	13,300	475,342
Paychex, Inc.	81,900	2,799,342
		4,441,194
Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Corp. Class A (a)	9,000	215,910
Cymer, Inc. (a)	302,700	11,841,624
Intevac, Inc. (a)	49,000	1,032,430
Lam Research Corp. (a)	54,861	2,281,669
Marvell Technology Group Ltd. (a)	110,400	2,047,920
MEMC Electronic Materials, Inc. (a)	325,800	9,910,836
Microchip Technology, Inc.	13,100	422,606
SiRF Technology Holdings, Inc. (a)	5,900	112,690
		27,865,685
Software - 1.5%
Ansoft Corp. (a)	185,145	3,847,313
Autodesk, Inc. (a)	32,200	1,098,342
FactSet Research Systems, Inc.	4,900	215,110
Fair, Isaac & Co., Inc.	39,400	1,330,932
		6,491,697
TOTAL INFORMATION TECHNOLOGY		82,422,424
MATERIALS - 4.9%
Metals & Mining - 4.9%
Allegheny Technologies, Inc. (d)	191,600	12,241,325
RTI International Metals, Inc. (a)	33,400	1,539,072
Titanium Metals Corp.	275,000	7,931,000
		21,711,397

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
Broadwing Corp. (a)	85,500	$ 785,745
Citizens Communications Co.	36,300	465,729
		1,251,474
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	49,805	1,683,409
NII Holdings, Inc. (a)	20,791	1,097,349
SBA Communications Corp. Class A (a)	140,500	3,355,140
		6,135,898
TOTAL TELECOMMUNICATION SERVICES		7,387,372
UTILITIES - 1.7%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	31,900	1,309,495
Gas Utilities - 0.6%
Equitable Resources, Inc.	41,900	1,508,819
Questar Corp.	15,600	1,382,160
		2,890,979
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	168,900	3,354,354
TOTAL UTILITIES		7,554,828
TOTAL COMMON STOCKS (Cost $436,477,298)		426,283,712
Investment Companies - 0.8%

iShares Russell Midcap Growth Index Fund (Cost $3,337,358)	35,500	3,279,490
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.3% (b)	10,523,318	10,523,318
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	22,991,899	22,991,899
TOTAL MONEY MARKET FUNDS (Cost $33,515,217)		33,515,217
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $473,329,873)		463,078,419
NET OTHER ASSETS - (5.1)%		(22,271,820)
NET ASSETS - 100%		$ 440,806,599
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 230,388
Fidelity Securities Lending Cash Central Fund	30,114
Total	$ 260,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,347,824) - See accompanying schedule: Unaffiliated issuers (cost $439,814,656)	$ 429,563,202
Affiliated Central Funds (cost $33,515,217)	33,515,217
Total Investments (cost $473,329,873)		$ 463,078,419
Receivable for investments sold		271,585
Receivable for fund shares sold		2,152,163
Dividends receivable		34,557
Interest receivable		42,736
Prepaid expenses		179
Receivable from investment adviser for expense reductions		39,742
Other receivables		15,960
Total assets		465,635,341

Liabilities
Payable for fund shares redeemed	1,401,314
Accrued management fee	208,757
Other affiliated payables	192,106
Other payables and accrued expenses	34,666
Collateral on securities loaned, at value	22,991,899
Total liabilities		24,828,742

Net Assets		$ 440,806,599
Net Assets consist of:
Paid in capital		$ 453,541,860
Accumulated net investment loss		(856,077)
Accumulated undistributed net realized gain (loss) on investments		(1,627,730)
Net unrealized appreciation (depreciation) on investments		(10,251,454)
Net Assets, for 35,069,044 shares outstanding		$ 440,806,599
Net Asset Value, offering price and redemption price per share ($440,806,599 ÷ 35,069,044 shares)		$ 12.57

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,049,072
Interest		308
Income from affiliated Central Funds		260,502
Total income		1,309,882

Expenses
Management fee Basic fee	$ 1,238,805
Performance adjustment	46,238
Transfer agent fees	823,101
Accounting and security lending fees	82,800
Independent trustees' compensation	787
Custodian fees and expenses	17,432
Registration fees	52,952
Audit	23,453
Legal	1,988
Miscellaneous	1,034
Total expenses before reductions	2,288,590
Expense reductions	(127,757)	2,160,833
Net investment income (loss)		(850,951)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		(804,626)
Change in net unrealized appreciation (depreciation) on investment securities		(55,901,632)
Net gain (loss)		(56,706,258)
Net increase (decrease) in net assets resulting from operations		$ (57,557,209)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (850,951)	$ 94,365
Net realized gain (loss)	(804,626)	7,430,360
Change in net unrealized appreciation (depreciation)	(55,901,632)	35,678,856
Net increase (decrease) in net assets resulting from operations	(57,557,209)	43,203,581
Distributions to shareholders from net realized gain	(5,089,284)	(3,553,675)
Share transactions Proceeds from sales of shares	257,374,489	291,152,554
Reinvestment of distributions	4,986,723	3,468,594
Cost of shares redeemed	(108,927,138)	(61,971,708)
Net increase (decrease) in net assets resulting from share transactions	153,434,074	232,649,440
Redemption fees	36,664	24,756
Total increase (decrease) in net assets	90,824,245	272,324,102

Net Assets
Beginning of period	349,982,354	77,658,252
End of period (including accumulated net investment loss of $856,077 and undistributed net investment income of $92,185, respectively)	$ 440,806,599	$ 349,982,354
Other Information Shares
Sold	18,440,686	22,202,240
Issued in reinvestment of distributions	357,728	270,044
Redeemed	(8,064,702)	(4,840,769)
Net increase (decrease)	10,733,712	17,631,515

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 11.58	$ 10.63	$ 7.32	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.01 E	(.03) F	(.07)	(.07)	(.02)
Net realized and unrealized gain (loss)	(1.60)	3.09	1.15	3.38	(2.81)	.22
Total from investment operations	(1.63)	3.10	1.12	3.31	(2.88)	.20
Distributions from net realized gain	(.18)	(.30)	(.17)	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.57	$ 14.38	$ 11.58	$ 10.63	$ 7.32	$ 10.20
Total Return B, C	(11.46)%	27.15%	10.55%	45.22%	(28.24)%	2.00%
Ratios to Average Net Assets H
Expenses before reductions	1.04% A	1.04%	1.02%	1.25%	1.78%	2.40% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.02%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.99% A	.95%	.99%	1.16%	1.17%	1.20% A
Net investment income (loss)	(.39)% A	.07% E	(.31)% F	(.77)%	(.89)%	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,807	$ 349,982	$ 77,658	$ 60,660	$ 16,669	$ 18,501
Portfolio turnover rate	206% A	173%	220%	94%	181%	94% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. G For the period November 15, 2001 (commencement of operations) to January 31, 2002. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by affiliates of Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 762,898,686	$ 75,504,874	$ (16,048,356)	$ 59,456,518
Fidelity Mid Cap Value Fund	445,809,875	37,972,227	(11,832,731)	26,139,496
Fidelity Large Cap Growth Fund	174,869,252	11,070,798	(16,453,185)	(5,382,387)
Fidelity Mid Cap Growth Fund	475,983,352	33,190,013	(46,094,946)	(12,904,933)

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 30 days were subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital. On July 20, 2006, the Board of Trustees approved the removal of the redemption fee for Fidelity Large Cap Value Fund and Fidelity Large Cap Growth Fund beginning July 24, 2006 for shares redeemed from accounts held directly with Fidelity, and on or before September 1, 2006 for shares redeemed through intermediaries.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	741,625,776	511,517,589
Fidelity Mid Cap Value Fund	474,268,302	387,082,224
Fidelity Large Cap Growth Fund	149,464,952	129,475,781
Fidelity Mid Cap Growth Fund	583,222,616	434,885,995

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the Funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.27%	.59%
Fidelity Mid Cap Value Fund	.30%	.27%	.50%
Fidelity Large Cap Growth Fund	.30%	.27%	.64%
Fidelity Mid Cap Growth Fund	.30%	.27%	.59%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Large Cap Value Fund	.24%
Fidelity Mid Cap Value Fund	.27%
Fidelity Large Cap Growth Fund	.35%
Fidelity Mid Cap Growth Fund	.38%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 2,756
Fidelity Mid Cap Value Fund	2,494
Fidelity Large Cap Growth Fund	2,549
Fidelity Mid Cap Growth Fund	17,006

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 879
Fidelity Mid Cap Value Fund	535
Fidelity Large Cap Growth Fund	224
Fidelity Mid Cap Growth Fund	553

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Large Cap Value Fund	$ 7,702
Fidelity Mid Cap Value Fund	6,831
Fidelity Large Cap Growth Fund	14,361
Fidelity Mid Cap Growth Fund	30,114

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Growth Fund	1.00%	$ 80,151
Fidelity Mid Cap Growth Fund	1.00%	97,604

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ 540	$ 5,403
Fidelity Mid Cap Value Fund	6,155	1,914	3,020
Fidelity Large Cap Growth Fund	5,416	25	3,196
Fidelity Mid Cap Growth Fund	20,839	-	9,314

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund
Fidelity Large Cap Value Fund
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds over multiple periods. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because many of the funds in the peer group have broader investment mandates than the fund, which focuses its investments on large cap value stocks. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that are not necessarily focused on the same style-specific investment universes as the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that are not necessarily focused on the same style-specific investment universes as the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as Large Cap Growth Fund's positive performance adjustment and Large Cap Value Fund's, Mid Cap Growth Fund's, and Mid Cap Value Fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LMC-USAN-0906
1.789297.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Actual	$ 1,000.00	$ 1,009.70	$ 1.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	16.7	18.0
California	12.3	11.8
Illinois	11.5	12.2
New York	9.0	6.5
Indiana	5.0	5.0
Top Five Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.9	42.7
Escrowed/Pre-Refunded	12.4	12.7
Electric Utilities	10.5	9.7
Special Tax	8.8	8.0
Health Care	7.6	8.2
Average Years to Maturity as of July 31, 2006
		6 months ago
Years	13.4	13.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2006
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
AAA 64.1%	AAA 68.6%
AA,A 24.9%	AA,A 21.8%
BBB 7.6%	BBB 6.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.7%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value (Note 1)
Alabama - 0.3%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 1,280,000	$ 1,298,163
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,326,346
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	748,800
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,035,590
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (American Cap. Access Corp. Insured)	1,335,000	1,412,497
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,337,955
		6,861,188
Arkansas - 0.3%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,108,058
California - 12.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,030,000	2,157,464
5.5% 5/1/15 (AMBAC Insured)	600,000	654,072
6% 5/1/14 (MBIA Insured)	1,500,000	1,670,985
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	1,000,000	1,081,060
Series A:
5% 7/1/15 (MBIA Insured)	1,000,000	1,067,910
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,735,744
5.25% 7/1/14 (FGIC Insured)	400,000	435,872
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,046,210
5% 12/1/11 (MBIA Insured)	2,000,000	2,118,620
5% 3/1/15	1,000,000	1,064,500
5.25% 2/1/14	1,000,000	1,076,870
5.25% 2/1/15	1,240,000	1,329,850
5.25% 2/1/16	500,000	535,600
5.25% 2/1/28	500,000	521,680
5.25% 2/1/33	1,200,000	1,244,724
5.25% 12/1/33	3,300,000	3,443,847
5.25% 4/1/34	1,300,000	1,355,666
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	$ 500,000	$ 535,610
5.5% 4/1/30	1,870,000	2,008,717
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	230,000	254,316
5.5% 11/1/33	2,300,000	2,473,052
5.625% 5/1/20	40,000	42,524
6.6% 2/1/09	150,000	159,759
6.6% 2/1/10	2,215,000	2,410,872
6.75% 8/1/10	500,000	552,820
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,287,699
California Pub. Works Board Lease Rev.:
Series 2005 A, 5.25% 6/1/30	1,200,000	1,251,564
Series 2005 H, 5% 6/1/18	1,000,000	1,047,910
Series 2005 K, 5% 11/1/16	1,300,000	1,376,869
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,065,480
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,000,000	1,002,850
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	300,000	294,912
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	1,000,000	989,060
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	202,302
5% 1/15/16 (MBIA Insured)	200,000	209,378
5.75% 1/15/40	300,000	310,245
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,000,000	1,121,560
Series A, 5% 6/1/45	5,200,000	5,218,919
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	511,845
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,279,184
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/09 (AMBAC Insured)	1,000,000	1,038,050
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,149,200
		51,335,371
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - 2.2%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	$ 1,750,000	$ 1,862,980
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	1,000,000	465,840
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,888,038
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (d)	1,000,000	461,160
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (d)	1,000,000	596,110
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,080,190
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,047,808
El Paso County School District #49, Falcon 5.5% 12/1/21 (Pre-Refunded to 12/1/11 @ 100) (d)	1,500,000	1,622,610
		9,024,736
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,679,965
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	779,070
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	212,342
		2,671,377
Florida - 2.2%
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/16	800,000	824,512
3.95%, tender 9/1/12 (c)	1,500,000	1,471,350
5%, tender 11/16/09 (c)	1,000,000	1,027,350
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	3,000,000	2,990,760
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,743,129
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	$ 200,000	$ 212,548
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,000,000	1,021,680
		9,291,329
Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,743,758
5% 11/1/43 (FSA Insured)	1,280,000	1,308,544
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,581,285
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (d)	4,045,000	1,961,785
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,595,000	773,559
		7,368,931
Illinois - 11.5%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000,000	3,224,490
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (MBIA Insured)	1,000,000	1,066,760
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	324,180
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,040,000	1,054,737
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,200,000	1,257,672
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,047,140
5.25% 1/1/33 (MBIA Insured)	490,000	507,694
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (d)	10,000	10,672
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,052,340
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	3,000,000	3,200,610
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (d)	1,495,000	1,590,545
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	500,000	513,795
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	$ 3,175,000	$ 3,439,128
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,101,940
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (d)	1,700,000	752,420
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,081,430
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (d)	100,000	104,166
Illinois Gen. Oblig.:
First Series, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,602,810
Series 2006, 5.5% 1/1/31	1,000,000	1,150,440
5.5% 4/1/17 (MBIA Insured)	400,000	420,780
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,047,430
5.6% 4/1/21 (MBIA Insured)	400,000	421,156
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,913,840
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,281,012
5% 6/15/30 (FSA Insured)	3,000,000	3,075,420
6% 6/15/20	300,000	321,726
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	1,500,000	1,543,650
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	626,406
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,231,022
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (d)	1,000,000	1,080,880
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (d)	1,445,000	1,581,292
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,090,210
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,518,132
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,559,868
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
0% 6/15/16 (FGIC Insured)	$ 1,000,000	$ 644,630
0% 12/15/16 (MBIA Insured)	1,935,000	1,217,444
		47,657,867
Indiana - 5.0%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,216,694
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (d)	685,000	740,773
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (FGIC Insured)	1,225,000	1,288,124
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (d)	1,075,000	1,157,238
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,052,030
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,806,975
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (Pre-Refunded to 8/15/10 @ 101.5) (d)	1,000,000	1,077,060
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	615,680
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,109,771
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,749,349
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,176,100
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,000,000	1,056,240
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	500,000	505,345
4.9%, tender 6/1/07 (c)	1,000,000	1,004,040
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,000,000	1,057,250
		20,612,669
Iowa - 0.7%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (d)	2,800,000	2,955,176
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,008,720
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	$ 650,000	$ 685,191
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	232,553
Lawrence Hosp. Rev.:
5.125% 7/1/14 (b)	270,000	284,054
5.25% 7/1/15 (b)	200,000	212,412
		2,422,930
Kentucky - 0.3%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	784,898
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	530,945
		1,315,843
Louisiana - 0.3%
Louisiana Military Dept. 5% 8/1/12 (b)	575,000	594,533
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	857,414
		1,451,947
Maine - 1.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	4,025,000	4,346,920
5.25% 7/1/30 (FSA Insured)	1,000,000	1,055,550
		5,402,470
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,105,480
Massachusetts - 4.7%
Massachusetts Bay Trans. Auth. Series A:
5% 7/1/31	1,000,000	1,032,630
7% 3/1/09	1,000,000	1,076,560
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	2,610,000	2,717,428
Series 2000 A, 5.75% 6/15/13	1,000,000	1,068,190
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	$ 1,100,000	$ 1,178,001
Series 2005 A, 5% 3/1/23 (FSA Insured)	1,500,000	1,565,850
Series 2005 C, 5.25% 9/1/23	1,400,000	1,495,788
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	1,100,000	1,186,240
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (d)	200,000	202,568
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	3,000,000	3,130,650
5% 8/15/30 (FSA Insured)	2,500,000	2,590,025
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,133,187
		19,377,117
Michigan - 1.8%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (d)	20,000	21,313
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (d)	375,000	393,713
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	150,000	160,586
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (Pre-Refunded to 7/1/11 @ 100) (d)	50,000	53,242
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,458,598
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,180,872
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	1,200,000	458,688
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,053,600
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,637,071
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (d)	160,000	167,448
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,045,310
		7,630,441
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	$ 1,000,000	$ 1,038,580
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	720,097
		1,758,677
Missouri - 0.6%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,052,630
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	536,735
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	803,916
		2,393,281
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	700,000	716,660
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,031,400
		1,748,060
Nebraska - 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	410,940
Nevada - 1.0%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,050,070
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	250,000	267,365
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,066,130
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	531,445
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,040,510
		3,955,520
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,074,690
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - 2.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,120,980
Series 2005 O:
5.25% 3/1/23	1,000,000	1,060,880
5.25% 3/1/26	600,000	633,894
Series O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,068,990
5.25% 3/1/25	800,000	845,776
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	520,880
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/34 (FSA Insured)	400,000	101,596
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,348
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	1,080,000	1,078,132
6.125% 6/1/24	1,700,000	1,814,308
6.125% 6/1/42	700,000	741,720
6.375% 6/1/32	900,000	977,769
6.75% 6/1/39	500,000	557,065
		10,961,338
New York - 9.0%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	660,000
5.75% 5/1/21 (FSA Insured)	500,000	542,610
Series 2004, 5.75% 5/1/24 (FSA Insured)	2,225,000	2,469,461
Long Island Pwr. Auth. Elec. Sys. Rev. 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,040,910
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (d)	25,000	26,648
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (d)	10,000	10,704
Metropolitan Trans. Auth. Rev.:
Series A, 5.75% 11/15/32	1,700,000	1,841,151
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	212,160
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (d)	35,000	37,056
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	400,000	437,220
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/11	$ 1,000,000	$ 1,045,330
Series 2005 G:
5% 8/1/15	2,800,000	2,962,064
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,177,260
Series C, 5.75% 3/15/27 (FSA Insured)	125,000	134,858
Series J, 5.5% 6/1/19	1,000,000	1,072,730
Subseries 2005 F1, 5.25% 9/1/14	700,000	751,373
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	207,310
New York State Dorm. Auth. Revs. (City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,076,770
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,070,430
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	329,077
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,034,080
Series A:
5.75% 2/15/16	5,000	5,355
6% 11/1/28 (a)	2,000,000	2,192,360
Series B, 5.25% 2/1/29 (a)	1,600,000	1,688,256
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,065,710
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,000,000	1,072,120
Series A1:
5.5% 6/1/14	700,000	729,484
5.5% 6/1/16	1,800,000	1,892,880
Series C1:
5.5% 6/1/14	300,000	312,636
5.5% 6/1/15	885,000	930,985
5.5% 6/1/17	700,000	741,545
5.5% 6/1/18	1,100,000	1,174,349
5.5% 6/1/21	4,060,000	4,335,471
5.5% 6/1/22	1,000,000	1,066,020
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	965,000	1,029,230
		37,375,603
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - 2.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	$ 1,800,000	$ 1,922,400
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,180,152
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,025,660
5.125% 7/1/42	1,600,000	1,647,984
5.25% 7/1/42	500,000	519,680
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	632,568
Series B, 6.125% 1/1/09	130,000	135,980
Series D, 5.375% 1/1/10	550,000	571,736
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	757,253
		8,393,413
Ohio - 0.3%
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	37,779
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (d)	1,260,000	1,368,902
		1,406,681
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,090,800
Oregon - 0.7%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	1,500,000	1,621,200
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,118,470
		2,739,670
Pennsylvania - 2.0%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,317,696
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,068,030
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,078,940
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,084,040
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,020,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,047,720
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	465,336
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,307,950
		8,390,112
Puerto Rico - 1.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	280,000	297,296
Series C, 5.5% 7/1/20 (FGIC Insured)	1,105,000	1,242,705
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,449,812
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,559,220
		4,549,033
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,058,950
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,493,951
		2,552,901
South Carolina - 1.8%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,938,767
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,660,312
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,193,552
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	486,108
		7,278,739
Tennessee - 2.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,051,480
5% 12/15/15	2,525,000	2,657,967
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,345,511
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B: - continued
6.25% 7/1/13 (MBIA Insured)	$ 2,255,000	$ 2,542,670
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	370,000	422,026
		9,019,654
Texas - 16.7%
Abilene Independent School District 5% 2/15/13	2,145,000	2,272,284
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,128,370
Austin Independent School District 5.25% 8/1/14	1,000,000	1,081,960
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,744,222
Boerne Independent School District 5.25% 2/1/35	1,200,000	1,255,008
Comal Independent School District 0% 2/1/16	2,235,000	1,463,456
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,180,531
Denton County Lewisville Independent School District 5.25% 8/15/27	1,000,000	1,039,320
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,125,511
Garland Independent School District 5.5% 2/15/19	515,000	539,349
Grand Prairie Independent School District 3.05%, tender 7/31/07 (Liquidity Facility Dexia Cr. Local de France) (c)	4,000,000	3,969,080
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,200,000	1,250,352
0% 10/1/13 (MBIA Insured)	2,000,000	1,477,840
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	1,375,000	1,478,551
5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (d)	1,235,000	1,358,154
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (d)	1,535,000	1,668,008
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,586,775
5.5% 7/1/30 (FSA Insured)	600,000	630,930
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (d)	600,000	638,946
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District 0% 8/15/18	$ 1,025,000	$ 591,599
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,332,576
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	1,000,000	1,093,370
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,375,660
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,773,437
McAllen Independent School District:
5% 2/15/15	2,000,000	2,128,480
5% 2/15/16	2,610,000	2,764,173
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,188,387
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (d)	275,000	293,917
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	500,000	500,000
New Braunfels Independent School District 6% 2/1/09	725,000	762,968
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,246,933
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	801,638
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (d)	200,000	213,828
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,120,000	3,272,630
San Antonio Elec. & Gas Sys. Rev.:
3.55%, tender 12/1/07 (c)	1,000,000	996,110
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (d)	3,000,000	3,212,340
San Marcos Consolidated Independent School District:
5% 8/1/13	1,090,000	1,158,670
5.125% 8/1/29	1,100,000	1,141,987
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,062,580
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	512,120
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,570,678
0% 9/1/16 (Escrowed to Maturity) (d)	15,000	9,722
0% 9/1/16 (MBIA Insured)	2,615,000	1,666,644
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (d)	$ 150,000	$ 158,421
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,110,960
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,984,238
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,323,221
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,050,130
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,060,550
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	104,797
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	175,000	190,967
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	549,120
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,242,207
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,312
Willis Independent School District 5% 2/15/13	1,040,000	1,101,714
		69,440,731
Utah - 1.1%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,210,182
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,327,478
		4,537,660
Vermont - 0.4%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,300,092
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	325,866
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	214,794
		1,840,752
Washington - 4.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/28 (MBIA Insured)	1,200,000	413,592
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A: - continued
0% 6/1/29 (MBIA Insured)	$ 1,000,000	$ 326,790
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,688,551
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,063,510
Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,203,120
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,143,081
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	1,000,000	1,058,540
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,054,190
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	524,615
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,864,503
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,116,400
5.4% 7/1/12 (FSA Insured)	1,000,000	1,075,190
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,063,470
		16,595,552
Wisconsin - 1.4%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	645,535
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,066,210
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	520,375
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,060,180
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,057,850
6.25% 8/15/22	500,000	544,290
Series A, 5.375% 2/15/34	1,000,000	1,023,570
		5,918,010
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.5%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	$ 1,800,000	$ 2,030,076
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $403,080,282)	405,352,986
NET OTHER ASSETS - 2.5%	10,425,356
NET ASSETS - 100%	$ 415,778,342
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,125,511 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.9%
Escrowed/Pre-Refunded	12.4%
Electric Utilities	10.5%
Special Tax	8.8%
Health Care	7.6%
Water & Sewer	5.2%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $403,080,282)		$ 405,352,986
Cash		5,682,757
Receivable for fund shares sold		1,514,839
Interest receivable		4,917,569
Prepaid expenses		482
Receivable from investment adviser for expense reductions		75,059
Other receivables		57,208
Total assets		417,600,900

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,087,364
Payable for fund shares redeemed	155,845
Distributions payable	367,387
Accrued management fee	126,342
Other affiliated payables	61,983
Other payables and accrued expenses	23,637
Total liabilities		1,822,558

Net Assets		$ 415,778,342
Net Assets consist of:
Paid in capital		$ 413,445,001
Distributions in excess of net investment income		(17,026)
Accumulated undistributed net realized gain (loss) on investments		77,663
Net unrealized appreciation (depreciation) on investments		2,272,704
Net Assets, for 39,211,404 shares outstanding		$ 415,778,342
Net Asset Value, offering price and redemption price per share ($415,778,342 ÷ 39,211,404 shares)		$ 10.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 8,317,036

Expenses
Management fee	$ 740,034
Transfer agent fees	134,143
Accounting fees and expenses	49,971
Independent trustees' compensation	749
Custodian fees and expenses	3,705
Registration fees	44,687
Audit	20,119
Legal	3,798
Miscellaneous	1,799
Total expenses before reductions	999,005
Expense reductions	(683,920)	315,085
Net investment income		8,001,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,207
Futures contracts	47,106
Total net realized gain (loss)		189,313
Change in net unrealized appreciation (depreciation) on investment securities		(4,218,249)
Net gain (loss)		(4,028,936)
Net increase (decrease) in net assets resulting from operations		$ 3,973,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,001,951	$ 12,716,799
Net realized gain (loss)	189,313	1,776,212
Change in net unrealized appreciation (depreciation)	(4,218,249)	(5,611,724)
Net increase (decrease) in net assets resulting from operations	3,973,015	8,881,287
Distributions to shareholders from net investment income	(7,999,783)	(12,705,673)
Distributions to shareholders from net realized gain	(729,894)	(1,184,465)
Total distributions	(8,729,677)	(13,890,138)
Share transactions Proceeds from sales of shares	98,242,273	209,278,182
Reinvestment of distributions	6,561,588	10,662,310
Cost of shares redeemed	(64,194,438)	(99,375,303)
Net increase (decrease) in net assets resulting from share transactions	40,609,423	120,565,189
Redemption fees	7,265	5,146
Total increase (decrease) in net assets	35,860,026	115,561,484

Net Assets
Beginning of period	379,918,316	264,356,832
End of period (including distributions in excess of net investment income of $17,026 and undistributed net investment income of $18,436, respectively)	$ 415,778,342	$ 379,918,316
Other Information Shares
Sold	9,238,489	19,370,303
Issued in reinvestment of distributions	617,808	989,341
Redeemed	(6,050,936)	(9,231,007)
Net increase (decrease)	3,805,361	11,128,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.89	$ 10.81	$ 10.60	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income D	.212	.423	.435	.444	.432	.352
Net realized and unrealized gain (loss)	(.110)	(.122)	.111	.329	.384	.245
Total from investment operations	.102	.301	.546	.773	.816	.597
Distributions from net investment income	(.212)	(.424)	(.436)	(.444)	(.434)	(.350)
Distributions from net realized gain	(.020)	(.037)	(.030)	(.120)	(.023)	(.008)
Total distributions	(.232)	(.461)	(.466)	(.564)	(.457)	(.358)
Redemption fees added to paid in capital D	- G	- G	- G	.001	.001	.001
Net asset value, end of period	$ 10.60	$ 10.73	$ 10.89	$ 10.81	$ 10.60	$ 10.24
Total Return B, C	.97%	2.83%	5.21%	7.47%	8.13%	6.05%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.50%	.51%	.54%	.52%	.66% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.18%	.10% A
Expenses net of all reductions	.16% A	.17%	.22%	.23%	.14%	.06% A
Net investment income	4.03% A	3.93%	4.06%	4.14%	4.13%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,778	$ 379,918	$ 264,357	$ 224,439	$ 253,431	$ 159,357
Portfolio turnover rate	14% A	15%	20%	17%	28%	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 10, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,543,998
Unrealized depreciation	(3,273,333)
Net unrealized appreciation (depreciation)	$ 2,270,665
Cost for federal income tax purposes	$ 403,082,321

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $70,178,379 and $27,788,642, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $460 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $503,147.

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $3,705, $134,143 and $42,925, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis
Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFB-USAN-0906
1.789295.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Actual	$ 1,000.00	$ 1,093.00	$ 4.51
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.48	$ 4.36

* Expenses are equal to the Fund's annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	11.9	11.9
Verizon Communications, Inc.	9.1	11.4
Comcast Corp. Class A	7.4	4.1
BellSouth Corp.	6.8	4.9
AES Corp.	6.0	6.8
TXU Corp.	4.9	7.0
Exelon Corp.	4.6	4.9
Duke Energy Corp.	4.5	0.0
ALLTEL Corp.	3.7	2.8
Sprint Nextel Corp.	3.6	7.7
	62.5
Top Five Industries as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	29.9	34.4
Electric Utilities	17.3	11.6
Independent Power Producers & Energy Traders	12.5	19.7
Wireless Telecommunication Services	9.1	11.2
Multi-Utilities	8.9	10.3
Asset Allocation (% of fund's net assets)
As of July 31, 2006 *		As of January 31, 2006 **
	Stocks 89.0%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 11.0%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	0.0%	** Foreign investments	2.7%

Semiannual Report

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.8%
Media - 7.8%
Cablevision Systems Corp. - NY Group Class A	218,000	$ 4,851
Comcast Corp. Class A (a)	2,421,500	83,251
		88,102
INDUSTRIALS - 2.0%
Commercial Services & Supplies - 1.7%
Allied Waste Industries, Inc.	714,900	7,263
Waste Management, Inc.	337,300	11,596
		18,859
Machinery - 0.3%
Basin Water, Inc. (d)	461,513	4,061
TOTAL INDUSTRIALS		22,920
TELECOMMUNICATION SERVICES - 39.0%
Diversified Telecommunication Services - 29.9%
AT&T, Inc.	4,489,383	134,637
BellSouth Corp.	1,956,500	76,636
Embarq Corp.	158,300	7,163
Level 3 Communications, Inc. (a)	904,900	3,538
Qwest Communications International, Inc. (a)	1,662,900	13,287
Verizon Communications, Inc.	3,060,405	103,503
Windstream Corp.	40,019	501
		339,265
Wireless Telecommunication Services - 9.1%
ALLTEL Corp.	755,900	41,703
NII Holdings, Inc. (a)	312,100	16,473
Sprint Nextel Corp.	2,047,901	40,548
Telephone & Data Systems, Inc.	116,100	4,744
		103,468
TOTAL TELECOMMUNICATION SERVICES		442,733
UTILITIES - 40.2%
Electric Utilities - 17.3%
Allegheny Energy, Inc. (a)	332,600	13,653
Edison International	501,000	20,731
Entergy Corp.	372,100	28,689
Exelon Corp.	898,100	52,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	355,500	$ 19,908
FPL Group, Inc.	795,000	34,296
PPL Corp.	807,600	27,475
		196,752
Gas Utilities - 1.3%
Energen Corp.	81,600	3,478
Questar Corp.	92,100	8,160
Southern Union Co.	99,800	2,709
		14,347
Independent Power Producers & Energy Traders - 12.5%
AES Corp. (a)	3,414,784	67,818
Dynegy, Inc. Class A (a)	1,165,700	6,563
Mirant Corp. (a)	312,900	8,314
Ormat Technologies, Inc.	109,900	4,065
TXU Corp.	858,500	55,141
		141,901
Multi-Utilities - 8.9%
CMS Energy Corp. (a)	1,378,700	19,316
Duke Energy Corp.	1,685,092	51,092
Public Service Enterprise Group, Inc.	260,200	17,545
Sempra Energy	265,800	12,828
		100,781
Water Utilities - 0.2%
Aqua America, Inc.	133,500	2,910
TOTAL UTILITIES		456,691
TOTAL COMMON STOCKS (Cost $976,830)		1,010,446
Money Market Funds - 5.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.3% (b)	63,669,729	$ 63,670
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	350,000	350
TOTAL MONEY MARKET FUNDS (Cost $64,020)		64,020
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $1,040,850)	1,074,466
NET OTHER ASSETS - 5.3%	60,474
NET ASSETS - 100%	$ 1,134,940
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 608
Fidelity Securities Lending Cash Central Fund	94
Total	$ 702
Income Tax Information

At January 31, 2006, the fund had a capital loss carryforward of approximately $479,474,000 of which $212,572,000, $255,837,000 and $11,065,000 will expire on January 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $352) - See accompanying schedule: Unaffiliated issuers (cost $976,830)	$ 1,010,446
Affiliated Central Funds (cost $64,020)	64,020
Total Investments (cost $1,040,850)		$ 1,074,466
Receivable for investments sold		50,958
Receivable for fund shares sold		11,327
Dividends receivable		3,283
Interest receivable		159
Prepaid expenses		2
Other receivables		36
Total assets		1,140,231

Liabilities
Payable for investments purchased	$ 2,974
Payable for fund shares redeemed	1,150
Accrued management fee	530
Other affiliated payables	251
Other payables and accrued expenses	36
Collateral on securities loaned, at value	350
Total liabilities		5,291

Net Assets		$ 1,134,940
Net Assets consist of:
Paid in capital		$ 1,543,973
Undistributed net investment income		3,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(446,103)
Net unrealized appreciation (depreciation) on investments		33,616
Net Assets, for 67,679 shares outstanding		$ 1,134,940
Net Asset Value, offering price and redemption price per share ($1,134,940 ÷ 67,679 shares)		$ 16.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)

Investment Income
Dividends		$ 13,723
Interest		6
Income from affiliated Central Funds		702
Total income		14,431

Expenses
Management fee Basic fee	$ 2,398
Performance adjustment	693
Transfer agent fees	1,114
Accounting and security lending fees	166
Independent trustees' compensation	2
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	15
Registration fees	28
Audit	30
Legal	10
Miscellaneous	7
Total expenses before reductions	4,465
Expense reductions	(29)	4,436
Net investment income (loss)		9,995
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,090
Foreign currency transactions	68
Total net realized gain (loss)		54,158
Change in net unrealized appreciation (depreciation) on investment securities		29,485
Net gain (loss)		83,643
Net increase (decrease) in net assets resulting from operations		$ 93,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,995	$ 15,629
Net realized gain (loss)	54,158	147,013
Change in net unrealized appreciation (depreciation)	29,485	6,332
Net increase (decrease) in net assets resulting from operations	93,638	168,974
Distributions to shareholders from net investment income	(6,503)	(18,475)
Share transactions Proceeds from sales of shares	134,375	230,194
Reinvestment of distributions	5,882	16,748
Cost of shares redeemed	(121,257)	(305,906)
Net increase (decrease) in net assets resulting from share transactions	19,000	(58,964)
Total increase (decrease) in net assets	106,135	91,535

Net Assets
Beginning of period	1,028,805	937,270
End of period (including undistributed net investment income of $3,454 and distributions in excess of net investment income of $38, respectively)	$ 1,134,940	$ 1,028,805
Other Information Shares
Sold	8,392	16,120
Issued in reinvestment of distributions	370	1,159
Redeemed	(7,708)	(21,233)
Net increase (decrease)	1,054	(3,954)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.44	$ 13.28	$ 11.73	$ 9.44	$ 12.73	$ 17.22
Income from Investment Operations
Net investment income (loss) D	.15	.22	.30 E	.21	.19	.16
Net realized and unrealized gain (loss)	1.28	2.20	1.54	2.30	(3.28)	(4.49)
Total from investment operations	1.43	2.42	1.84	2.51	(3.09)	(4.33)
Distributions from net investment income	(.10)	(.26)	(.29)	(.22)	(.20)	(.16)
Net asset value, end of period	$ 16.77	$ 15.44	$ 13.28	$ 11.73	$ 9.44	$ 12.73
Total Return B,C	9.30%	18.37%	15.85%	26.91%	(24.34)%	(25.22)%
Ratios to Average Net Assets F
Expenses before reductions	.87% A	.87%	.89%	.75%	.99%	.94%
Expenses net of fee waivers, if any	.87% A	.87%	.89%	.75%	.99%	.94%
Expenses net of all reductions	.86% A	.84%	.85%	.73%	.95%	.89%
Net investment income (loss)	1.94% A	1.54%	2.49% E	2.01%	1.90%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,135	$ 1,029	$ 937	$ 864	$ 788	$ 1,318
Portfolio turnover rate	145% A	66%	57%	21%	32%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.48%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,094
Unrealized depreciation	(84,635)
Net unrealized appreciation (depreciation)	$ 7,459
Cost for federal income tax purposes	$ 1,067,007

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,411 and $809,355, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $94.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $12, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Utilities Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Utilities Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also stated that the relative investment performance of the fund was higher than its benchmark for all the periods shown, but discussed with FMR the reasons for the fund's disappointing performance relative to its Lipper peer group.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Utilities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

UIF-USAN-0906
1.789296.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 15, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 15, 2006